                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.........................      10
Statement of Operations.....................................      16
Statement of Changes in Net Assets..........................      22
Notes to Financial Statements...............................      30

The Semi-Annual Reports listed below follow:

MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Basic Value Portfolio - Service Class
  Bond Portfolio - Service Class
  Capital Appreciation Portfolio - Service Class
  Cash Management Portfolio
  Common Stock Portfolio - Service Class
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Service Class
  Developing Growth Portfolio - Service Class
  Floating Rate - Service Class
  Government Portfolio - Service Class
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Service Class
  Income & Growth Portfolio - Service Class
  International Equity Portfolio - Service Class
  Large Cap Growth Portfolio - Service Class
  Mid Cap Core Portfolio - Service Class
  Mid Cap Growth Portfolio - Service Class
  Mid Cap Value Portfolio - Service Class
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Service Class
  Small Cap Growth Portfolio - Service Class
  Total Return Portfolio - Service Class
  Value Portfolio - Service Class
Alger American Small Capitalization - Class S Shares
Calvert Social Balanced
Columbia Small Cap Value Fund, Variable Series - Class B
  (formerly Colonial Small Cap Value Fund, Variable
  Series - Class B)
Dreyfus Technology Growth - Service Shares
Fidelity(R) VIP Contrafund(R) - Service Class 2
Fidelity(R) VIP Equity-Income - Service Class 2
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
MFS(R) Investors Trust Series - Service Class
MFS(R) Research Series - Service Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth - Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class II
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND SEMI-ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2006 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. Additionally, some of the portfolio managers discuss the performance of their respective portfolios during the period.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to speak with your Registered Representative. He or she can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to help you plan for your financial goals. We appreciate the trust you have placed in us, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and to the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2006

LIFESTAGES(R) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006(1)

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
                                                          INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares       5/1/02      9/29/03
Calvert Social Balanced                                     9/2/86      9/29/03
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                      6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares            12/29/00      9/29/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00      9/29/03
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00      9/29/03
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00      9/29/03
Janus Aspen Series Balanced -- Service Shares             12/31/99      9/29/03
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99      9/29/03
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                    6/2/03      9/29/03
MainStay VP Bond -- Service Class                           6/2/03      9/29/03
MainStay VP Capital Appreciation -- Service Class           6/2/03      9/29/03
MainStay VP Cash Management -- Current 7-day yield is
  4.64%(4)                                                 1/29/93      9/29/03
MainStay VP Common Stock -- Service Class                   6/2/03      9/29/03
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Service Class                    6/2/03      9/29/03
MainStay VP Developing Growth -- Service Class              6/2/03      9/29/03
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Service Class                     6/2/03      9/29/03
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03      9/29/03
MainStay VP Income & Growth -- Service Class                6/2/03      9/29/03
MainStay VP International Equity -- Service Class           6/2/03      9/29/03
MainStay VP Large Cap Growth -- Service Class               6/2/03      9/29/03
MainStay VP Mid Cap Core -- Service Class                   6/2/03      9/29/03
MainStay VP Mid Cap Growth -- Service Class                 6/2/03      9/29/03
MainStay VP Mid Cap Value -- Service Class                  6/2/03      9/29/03
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class               6/2/03      9/29/03
MainStay VP Small Cap Growth -- Service Class               6/2/03      9/29/03
MainStay VP Total Return -- Service Class                   6/2/03      9/29/03
MainStay VP Value -- Service Class                          6/2/03      9/29/03
MFS(R) Investors Trust Series -- Service Class              5/1/00      9/29/03
MFS(R) Research Series -- Service Class                     5/1/00      9/29/03
MFS(R) Utilities Series -- Service Class                    5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03       5/1/04
Royce Micro-Cap Portfolio                                 12/27/96       5/1/05
Royce Small-Cap Portfolio                                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                   4/30/02      9/29/03
Van Eck Worldwide Hard Assets                               9/1/89      9/29/03
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03      9/29/03
Victory VIF Diversified Stock -- Class A Shares             7/1/99       5/1/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                                 appear in
                                                               parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      23.95     22.41       N/A       N/A        20.17
Calvert Social Balanced                                     4.36      7.89      2.92      6.38         6.62
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                     16.36     21.28     13.43       N/A        11.14
Dreyfus IP Technology Growth -- Service Shares              7.05      6.70     (3.80)      N/A         4.37
Fidelity(R) VIP Contrafund(R) -- Service Class 2           17.15     17.80      9.50     11.46        17.15
Fidelity(R) VIP Equity-Income -- Service Class 2           12.42     13.19      4.93      8.35        11.38
Fidelity(R) VIP Mid Cap -- Service Class 2                 22.33     25.87     14.98       N/A        24.26
Janus Aspen Series Balanced -- Service Shares               8.12      8.27      4.39       N/A         8.77
Janus Aspen Series Worldwide Growth -- Service Shares      10.08      9.01     (1.69)      N/A         6.76
MainStay VP Balanced -- Service Class                       5.28       N/A       N/A       N/A         6.73
MainStay VP Basic Value -- Service Class                   11.19     12.57      3.46       N/A        10.66
MainStay VP Bond -- Service Class                          (1.00)     1.71      4.63      5.70         2.28
MainStay VP Capital Appreciation -- Service Class           7.22      8.51     (2.09)     4.28         7.86
MainStay VP Cash Management -- Current 7-day yield is
  4.64%(4)                                                  4.05      2.08      1.86      3.55         2.22
MainStay VP Common Stock -- Service Class                   9.71     12.12      1.63      7.80        11.91
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (1.03)
MainStay VP Convertible -- Service Class                   10.34      9.13      4.87       N/A         8.96
MainStay VP Developing Growth -- Service Class             21.83     14.92      3.94       N/A        12.67
MainStay VP Floating Rate -- Service Class                  4.65       N/A       N/A       N/A         3.65
MainStay VP Government -- Service Class                    (0.86)     1.18      3.98      5.34         1.93
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A         0.46
MainStay VP High Yield Corporate Bond -- Service Class      6.03     10.28     10.95      8.59         9.36
MainStay VP Income & Growth -- Service Class                6.86     11.52      3.40       N/A         9.96
MainStay VP International Equity -- Service Class          19.89     18.42     11.09      7.47        18.35
MainStay VP Large Cap Growth -- Service Class               9.11      4.61     (2.96)      N/A         2.32
MainStay VP Mid Cap Core -- Service Class                  14.51     21.21     10.32       N/A        18.45
MainStay VP Mid Cap Growth -- Service Class                17.82     22.28      7.46       N/A        22.14
MainStay VP Mid Cap Value -- Service Class                  9.43     15.88      7.00       N/A        14.84
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.84)
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        (0.45)
MainStay VP S&P 500 Index(5) -- Service Class               8.23     10.62      1.97      7.76        10.22
MainStay VP Small Cap Growth -- Service Class               9.57     13.72      3.52       N/A        12.66
MainStay VP Total Return -- Service Class                   6.15      7.88      2.19      5.97         7.48
MainStay VP Value -- Service Class                         10.94     13.74      4.35      7.31        13.40
MFS(R) Investors Trust Series -- Service Class              8.19     10.19      1.45       N/A         9.08
MFS(R) Research Series -- Service Class                     6.15     11.58      0.91       N/A        10.47
MFS(R) Utilities Series -- Service Class                   16.77     22.48      7.60       N/A        26.97
Neuberger Berman AMT Mid-Cap Growth -- Class S             18.78     17.07       N/A       N/A        18.64
Royce Micro-Cap Portfolio                                  28.09     21.75     13.63       N/A        30.75
Royce Small-Cap Portfolio                                  10.11     21.76     12.09       N/A        15.34
T. Rowe Price Equity Income Portfolio-II                    9.37     12.54       N/A       N/A        13.01
Van Eck Worldwide Hard Assets                              51.10     43.69     23.30     10.41        40.57
Van Kampen UIF Emerging Markets Equity -- Class II         37.31     33.60       N/A       N/A        30.87
Victory VIF Diversified Stock -- Class A Shares            10.21     12.81      3.29       N/A        10.36
--------------------------------------------------------------------------------
                                                                 Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      15.95     20.60       N/A       N/A        18.03
Calvert Social Balanced                                    (3.15)     5.55      1.83      6.38         3.86
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                      8.36     19.44     12.69       N/A         6.33
Dreyfus IP Technology Growth -- Service Shares             (0.65)     4.31     (4.86)      N/A         1.61
Fidelity(R) VIP Contrafund(R) -- Service Class 2            9.15     15.84      8.65     11.46        14.91
Fidelity(R) VIP Equity-Income -- Service Class 2            4.42     11.07      3.92      8.35         8.88
Fidelity(R) VIP Mid Cap -- Service Class 2                 14.33     24.16     14.28       N/A        22.25
Janus Aspen Series Balanced -- Service Shares               0.33      5.95      3.36       N/A         6.21
Janus Aspen Series Worldwide Growth -- Service Shares       2.16      6.72     (2.78)      N/A         4.08
MainStay VP Balanced -- Service Class                      (2.30)      N/A       N/A       N/A         0.05
MainStay VP Basic Value -- Service Class                    3.19     10.42      2.39       N/A         8.08
MainStay VP Bond -- Service Class                          (8.13)    (0.80)     3.61      5.70        (0.49)
MainStay VP Capital Appreciation -- Service Class          (0.50)     6.20     (3.17)     4.28         5.26
MainStay VP Cash Management -- Current 7-day yield is
  4.64%(4)                                                 (3.44)    (0.43)     0.74      3.55        (0.54)
MainStay VP Common Stock -- Service Class                   1.81      9.96      0.51      7.80         9.48
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (8.15)
MainStay VP Convertible -- Service Class                    2.39      6.85      3.86       N/A         6.41
MainStay VP Developing Growth -- Service Class             13.83     12.86      2.89       N/A        10.27
MainStay VP Floating Rate -- Service Class                 (2.88)      N/A       N/A       N/A        (2.80)
MainStay VP Government -- Service Class                    (8.00)    (1.31)     2.93      5.34        (0.82)
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        (6.77)
MainStay VP High Yield Corporate Bond -- Service Class     (1.61)     8.05     10.14      8.59         6.82
MainStay VP Income & Growth -- Service Class               (0.84)     9.34      2.33       N/A         7.38
MainStay VP International Equity -- Service Class          11.89     16.48     10.29      7.47        16.15
MainStay VP Large Cap Growth -- Service Class               1.25      2.11     (4.03)      N/A        (0.46)
MainStay VP Mid Cap Core -- Service Class                   6.51     19.36      9.50       N/A        16.22
MainStay VP Mid Cap Growth -- Service Class                 9.82     20.47      6.55       N/A        20.06
MainStay VP Mid Cap Value -- Service Class                  1.55     13.85      6.07       N/A        12.52
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.98)
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        (7.62)
MainStay VP S&P 500 Index(5) -- Service Class               0.44      8.40      0.85      7.76         7.72
MainStay VP Small Cap Growth -- Service Class               1.68     11.62      2.45       N/A        10.26
MainStay VP Total Return -- Service Class                  (1.49)     5.54      1.06      5.97         4.86
MainStay VP Value -- Service Class                          2.95     11.64      3.32      7.31        11.03
MFS(R) Investors Trust Series -- Service Class              0.40      7.95      0.33       N/A         6.50
MFS(R) Research Series -- Service Class                    (1.49)     9.39     (0.21)      N/A         7.95
MFS(R) Utilities Series -- Service Class                    8.77     20.67      6.69       N/A        24.05
Neuberger Berman AMT Mid-Cap Growth -- Class S             10.78     15.09       N/A       N/A        15.47
Royce Micro-Cap Portfolio                                  20.09     19.92     12.90       N/A        24.12
Royce Small-Cap Portfolio                                   2.18     19.93     11.32       N/A         8.57
T. Rowe Price Equity Income Portfolio-II                    1.50     10.39       N/A       N/A        10.63
Van Eck Worldwide Hard Assets                              43.10     42.39     22.77     10.41        38.85
Van Kampen UIF Emerging Markets Equity -- Class II         29.31     32.09       N/A       N/A        29.03
Victory VIF Diversified Stock -- Class A Shares             2.27     10.68      2.21       N/A         6.98
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006(1)

(1) The LifeStages(R) Elite Variable Annuity was first offered for sale on September 29, 2003. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The LifeStages(R) Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 327895 CV

LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006(1)

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
                                                          INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares       5/1/02     11/15/04
Calvert Social Balanced                                     9/2/86     11/15/04
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                      6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares            12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00     11/15/04
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00     11/15/04
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00     11/15/04
Janus Aspen Series Balanced -- Service Shares             12/31/99     11/15/04
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99     11/15/04
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                    6/2/03     11/15/04
MainStay VP Bond -- Service Class                           6/2/03     11/15/04
MainStay VP Capital Appreciation -- Service Class           6/2/03     11/15/04
MainStay VP Cash Management -- Current 7-day yield is
  4.64%(4)                                                 1/29/93     11/15/04
MainStay VP Common Stock -- Service Class                   6/2/03     11/15/04
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Service Class                    6/2/03     11/15/04
MainStay VP Developing Growth -- Service Class              6/2/03     11/15/04
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Service Class                     6/2/03     11/15/04
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03     11/15/04
MainStay VP Income & Growth -- Service Class                6/2/03     11/15/04
MainStay VP International Equity -- Service Class           6/2/03     11/15/04
MainStay VP Large Cap Growth -- Service Class               6/2/03     11/15/04
MainStay VP Mid Cap Core -- Service Class                   6/2/03     11/15/04
MainStay VP Mid Cap Growth -- Service Class                 6/2/03     11/15/04
MainStay VP Mid Cap Value -- Service Class                  6/2/03     11/15/04
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class               6/2/03     11/15/04
MainStay VP Small Cap Growth -- Service Class               6/2/03     11/15/04
MainStay VP Total Return -- Service Class                   6/2/03     11/15/04
MainStay VP Value -- Service Class                          6/2/03     11/15/04
MFS(R) Investors Trust Series -- Service Class              5/1/00     11/15/04
MFS(R) Research Series -- Service Class                     5/1/00     11/15/04
MFS(R) Utilities Series -- Service Class                    5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03     11/15/04
Royce Micro-Cap Portfolio                                 12/27/96       5/1/05
Royce Small-Cap Portfolio                                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                   4/30/02     11/15/04
Van Eck Worldwide Hard Assets                               9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03     11/15/04
Victory VIF Diversified Stock -- Class A Shares             7/1/99     11/15/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      23.95     22.41       N/A       N/A        20.17
Calvert Social Balanced                                     4.36      7.89      2.92      6.38         6.62
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                     16.36     21.28     13.43       N/A        11.14
Dreyfus IP Technology Growth -- Service Shares              7.05      6.70     (3.80)      N/A         4.37
Fidelity(R) VIP Contrafund(R) -- Service Class 2           17.15     17.80      9.50     11.46        17.15
Fidelity(R) VIP Equity-Income -- Service Class 2           12.42     13.19      4.93      8.35        11.38
Fidelity(R) VIP Mid Cap -- Service Class 2                 22.33     25.87     14.98       N/A        24.26
Janus Aspen Series Balanced -- Service Shares               8.12      8.27      4.39       N/A         8.77
Janus Aspen Series Worldwide Growth -- Service Shares      10.08      9.01     (1.69)      N/A         6.76
MainStay VP Balanced -- Service Class                       5.28       N/A       N/A       N/A         6.73
MainStay VP Basic Value -- Service Class                   11.19     12.57      3.46       N/A        10.66
MainStay VP Bond -- Service Class                          (1.00)     1.71      4.63      5.70         2.28
MainStay VP Capital Appreciation -- Service Class           7.22      8.51     (2.09)     4.28         7.86
MainStay VP Cash Management -- Current 7-day yield is
  4.64%(4)                                                  4.05      2.08      1.86      3.55         2.22
MainStay VP Common Stock -- Service Class                   9.71     12.12      1.63      7.80        11.91
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (1.03)
MainStay VP Convertible -- Service Class                   10.34      9.13      4.87       N/A         8.96
MainStay VP Developing Growth -- Service Class             21.83     14.92      3.94       N/A        12.67
MainStay VP Floating Rate -- Service Class                  4.65       N/A       N/A       N/A         3.65
MainStay VP Government -- Service Class                    (0.86)     1.18      3.98      5.34         1.93
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A         0.46
MainStay VP High Yield Corporate Bond -- Service Class      6.03     10.28     10.95      8.59         9.36
MainStay VP Income & Growth -- Service Class                6.86     11.52      3.40       N/A         9.96
MainStay VP International Equity -- Service Class          19.89     18.42     11.09      7.47        18.35
MainStay VP Large Cap Growth -- Service Class               9.11      4.61     (2.96)      N/A         2.32
MainStay VP Mid Cap Core -- Service Class                  14.51     21.21     10.32       N/A        18.45
MainStay VP Mid Cap Growth -- Service Class                17.82     22.28      7.46       N/A        22.14
MainStay VP Mid Cap Value -- Service Class                  9.43     15.88      7.00       N/A        14.84
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.84)
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        (0.45)
MainStay VP S&P 500 Index(5) -- Service Class               8.23     10.62      1.97      7.76        10.22
MainStay VP Small Cap Growth -- Service Class               9.57     13.72      3.52       N/A        12.66
MainStay VP Total Return -- Service Class                   6.15      7.88      2.19      5.97         7.48
MainStay VP Value -- Service Class                         10.94     13.74      4.35      7.31        13.40
MFS(R) Investors Trust Series -- Service Class              8.19     10.19      1.45       N/A         9.08
MFS(R) Research Series -- Service Class                     6.15     11.58      0.91       N/A        10.47
MFS(R) Utilities Series -- Service Class                   16.77     22.48      7.60       N/A        26.97
Neuberger Berman AMT Mid-Cap Growth -- Class S             18.78     17.07       N/A       N/A        18.64
Royce Micro-Cap Portfolio                                  28.09     21.75     13.63       N/A        30.75
Royce Small-Cap Portfolio                                  10.11     21.76     12.09       N/A        15.34
T. Rowe Price Equity Income Portfolio-II                    9.37     12.54       N/A       N/A        13.01
Van Eck Worldwide Hard Assets                              51.10     43.69     23.30     10.41        40.57
Van Kampen UIF Emerging Markets Equity -- Class II         37.31     33.60       N/A       N/A        30.87
Victory VIF Diversified Stock -- Class A Shares            10.21     12.81      3.29       N/A        10.36
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                             1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      15.95     20.60       N/A       N/A        18.03
Calvert Social Balanced                                    (3.15)     5.55      1.83      6.20         3.86
Columbia Small Cap Value Fund, Variable Series -- Class
  B(6)                                                      8.36     19.44     12.69       N/A         6.33
Dreyfus IP Technology Growth -- Service Shares             (0.65)     4.31     (4.86)      N/A         1.61
Fidelity(R) VIP Contrafund(R) -- Service Class 2            9.15     15.84      8.65     11.34        14.91
Fidelity(R) VIP Equity-Income -- Service Class 2            4.42     11.07      3.92      8.21         8.88
Fidelity(R) VIP Mid Cap -- Service Class 2                 14.33     24.16     14.28       N/A        22.25
Janus Aspen Series Balanced -- Service Shares               0.33      5.95      3.36       N/A         6.21
Janus Aspen Series Worldwide Growth -- Service Shares       2.16      6.72     (2.78)      N/A         4.08
MainStay VP Balanced -- Service Class                      (2.30)      N/A       N/A       N/A         0.05
MainStay VP Basic Value -- Service Class                    3.19     10.42      2.39       N/A         8.08
MainStay VP Bond -- Service Class                          (8.13)    (0.80)     3.61      5.52        (0.49)
MainStay VP Capital Appreciation -- Service Class          (0.50)     6.20     (3.17)     4.07         5.26
MainStay VP Cash Management -- Current 7-day yield is
  4.64%(4)                                                 (3.44)    (0.43)     0.74      3.33        (0.54)
MainStay VP Common Stock -- Service Class                   1.81      9.96      0.51      7.64         9.48
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (8.15)
MainStay VP Convertible -- Service Class                    2.39      6.85      3.86       N/A         6.41
MainStay VP Developing Growth -- Service Class             13.83     12.86      2.89       N/A        10.27
MainStay VP Floating Rate -- Service Class                 (2.88)      N/A       N/A       N/A        (2.80)
MainStay VP Government -- Service Class                    (8.00)    (1.31)     2.93      5.15        (0.82)
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        (6.77)
MainStay VP High Yield Corporate Bond -- Service Class     (1.61)     8.05     10.14      8.45         6.82
MainStay VP Income & Growth -- Service Class               (0.84)     9.34      2.33       N/A         7.38
MainStay VP International Equity -- Service Class          11.89     16.48     10.29      7.31        16.15
MainStay VP Large Cap Growth -- Service Class               1.25      2.11     (4.03)      N/A        (0.46)
MainStay VP Mid Cap Core -- Service Class                   6.51     19.36      9.50       N/A        16.22
MainStay VP Mid Cap Growth -- Service Class                 9.82     20.47      6.55       N/A        20.06
MainStay VP Mid Cap Value -- Service Class                  1.55     13.85      6.07       N/A        12.52
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.98)
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        (7.62)
MainStay VP S&P 500 Index(5) -- Service Class               0.44      8.40      0.85      7.61         7.72
MainStay VP Small Cap Growth -- Service Class               1.68     11.62      2.45       N/A        10.26
MainStay VP Total Return -- Service Class                  (1.49)     5.54      1.06      5.79         4.86
MainStay VP Value -- Service Class                          2.95     11.64      3.32      7.15        11.03
MFS(R) Investors Trust Series -- Service Class              0.40      7.95      0.33       N/A         6.50
MFS(R) Research Series -- Service Class                    (1.49)     9.39     (0.21)      N/A         7.95
MFS(R) Utilities Series -- Service Class                    8.77     20.67      6.69       N/A        24.05
Neuberger Berman AMT Mid-Cap Growth -- Class S             10.78     15.09       N/A       N/A        15.47
Royce Micro-Cap Portfolio                                  20.09     19.92     12.90       N/A        24.12
Royce Small-Cap Portfolio                                   2.18     19.93     11.32       N/A         8.57
T. Rowe Price Equity Income Portfolio-II                    1.50     10.39       N/A       N/A        10.63
Van Eck Worldwide Hard Assets                              43.10     42.39     22.77     10.29        38.85
Van Kampen UIF Emerging Markets Equity -- Class II         29.31     32.09       N/A       N/A        29.03
Victory VIF Diversified Stock -- Class A Shares             2.27     10.68      2.21       N/A         6.98
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 1% FOR SINGLE PREMIUM POLICIES) BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006(1)

(1) The LifeStages(R) Premium Plus Elite Variable Annuity was first offered for sale on November 15, 2004. Certain of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The LifeStages(R) Premium Plus Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.90% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Elite Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Elite Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 327895 CV

MAINSTAY ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/7/04
Calvert Social Balanced                                         9/2/86       6/7/04
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/7/04
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/7/04
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/7/04
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       6/7/04
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/7/04
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/7/04
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/7/04
MainStay VP Bond -- Service Class                               6/2/03       6/7/04
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/7/04
MainStay VP Cash Management(4) -- Current 7-day yield is
  4.64%                                                        1/29/93       6/7/04
MainStay VP Common Stock -- Service Class                       6/2/03       6/7/04
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/7/04
MainStay VP Developing Growth -- Service Class                  6/2/03       6/7/04
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/7/04
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/7/04
MainStay VP Income & Growth -- Service Class                    6/2/03       6/7/04
MainStay VP International Equity -- Service Class               6/2/03       6/7/04
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/7/04
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/7/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/7/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/7/04
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/7/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/7/04
MainStay VP Total Return -- Service Class                       6/2/03       6/7/04
MainStay VP Value -- Service Class                              6/2/03       6/7/04
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/7/04
MFS(R) Research Series -- Service Class                         5/1/00       6/7/04
MFS(R) Utilities Series -- Service Class                        5/1/00       6/7/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/7/04
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/7/04
Van Eck Worldwide Hard Assets                                   9/1/89       6/7/04
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/7/04
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       6/7/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         0.43     23.95     22.41       N/A       N/A        20.17
Calvert Social Balanced                                       0.21      4.36      7.89      2.92      6.38         6.62
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                   0.31     16.36     21.28     13.43       N/A        11.14
Dreyfus IP Technology Growth -- Service Shares                (0.35)    7.05      6.70     (3.80)      N/A         4.37
Fidelity(R) VIP Contrafund(R) -- Service Class 2              0.74     17.15     17.80      9.50     11.46        17.15
Fidelity(R) VIP Equity-Income -- Service Class 2              (0.28)   12.42     13.19      4.93      8.35        11.38
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.37)   22.33     25.87     14.98       N/A        24.26
Janus Aspen Series Balanced -- Service Shares                 (0.07)    8.12      8.27      4.39       N/A         8.77
Janus Aspen Series Worldwide Growth -- Service Shares         (0.26)   10.08      9.01     (1.69)      N/A         6.76
MainStay VP Balanced -- Service Class                         0.45      5.28       N/A       N/A       N/A         6.73
MainStay VP Basic Value -- Service Class                      0.36     11.19     12.57      3.46       N/A        10.66
MainStay VP Bond -- Service Class                             0.14     (1.00)     1.71      4.63      5.70         2.28
MainStay VP Capital Appreciation -- Service Class             (0.25)    7.22      8.51     (2.09)     4.28         7.86
MainStay VP Cash Management(4) -- Current 7-day yield is
  4.64%                                                       0.40      4.05      2.08      1.86      3.55         2.22
MainStay VP Common Stock -- Service Class                     0.22      9.71     12.12      1.63      7.80        11.91
MainStay VP Conservative Allocation -- Service Class          0.25       N/A       N/A       N/A       N/A        (1.03)
MainStay VP Convertible -- Service Class                      (0.41)   10.34      9.13      4.87       N/A         8.96
MainStay VP Developing Growth -- Service Class                (0.55)   21.83     14.92      3.94       N/A        12.67
MainStay VP Floating Rate -- Service Class                    0.22      4.65       N/A       N/A       N/A         3.65
MainStay VP Government -- Service Class                       0.15     (0.86)     1.18      3.98      5.34         1.93
MainStay VP Growth Allocation -- Service Class                0.32       N/A       N/A       N/A       N/A         0.46
MainStay VP High Yield Corporate Bond -- Service Class        (0.16)    6.03     10.28     10.95      8.59         9.36
MainStay VP Income & Growth -- Service Class                  0.76      6.86     11.52      3.40       N/A         9.96
MainStay VP International Equity -- Service Class             0.27     19.89     18.42     11.09      7.47        18.35
MainStay VP Large Cap Growth -- Service Class                 0.80      9.11      4.61     (2.96)      N/A         2.32
MainStay VP Mid Cap Core -- Service Class                     0.53     14.51     21.21     10.32       N/A        18.45
MainStay VP Mid Cap Growth -- Service Class                   1.10     17.82     22.28      7.46       N/A        22.14
MainStay VP Mid Cap Value -- Service Class                    (0.75)    9.43     15.88      7.00       N/A        14.84
MainStay VP Moderate Allocation -- Service Class              0.26       N/A       N/A       N/A       N/A        (0.84)
MainStay VP Moderate Growth Allocation -- Service Class       0.25       N/A       N/A       N/A       N/A        (0.45)
MainStay VP S&P 500(5) Index -- Service Class                 0.10      8.23     10.62      1.97      7.76        10.22
MainStay VP Small Cap Growth -- Service Class                 0.26      9.57     13.72      3.52       N/A        12.66
MainStay VP Total Return -- Service Class                     (0.26)    6.15      7.88      2.19      5.97         7.48
MainStay VP Value -- Service Class                            (0.06)   10.94     13.74      4.35      7.31        13.40
MFS(R) Investors Trust Series -- Service Class                (0.47)    8.19     10.19      1.45       N/A         9.08
MFS(R) Research Series -- Service Class                       (0.06)    6.15     11.58      0.91       N/A        10.47
MFS(R) Utilities Series -- Service Class                      1.52     16.77     22.48      7.60       N/A        26.97
Neuberger Berman AMT Mid-Cap Growth -- Class S                1.46     18.78     17.07       N/A       N/A        18.64
Royce Micro-Cap Portfolio                                     (1.06)   28.09     21.75     13.63       N/A        30.75
Royce Small-Cap Portfolio                                     (1.65)   10.11     21.76     12.09       N/A        15.34
T. Rowe Price Equity Income Portfolio -- II                   (0.08)    9.37     12.54       N/A       N/A        13.01
Van Eck Worldwide Hard Assets                                 (0.42)   51.10     43.69     23.30     10.41        40.57
Van Kampen UIF Emerging Markets Equity -- Class II            0.44     37.31     33.60       N/A       N/A        30.87
Victory VIF Diversified Stock -- Class A Shares               (0.31)   10.21     12.81      3.29       N/A        10.36
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          15.95     20.60       N/A       N/A        18.03
Calvert Social Balanced                                        (3.15)     5.55      1.83      6.38         3.86
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares(6)                                                     8.36     19.44     12.69       N/A         6.33
Dreyfus IP Technology Growth -- Service Shares                 (0.65)     4.31     (4.86)      N/A         1.61
Fidelity(R) VIP Contrafund(R) -- Service Class 2                9.15     15.84      8.65     11.46        14.91
Fidelity(R) VIP Equity-Income -- Service Class 2                4.42     11.07      3.92      8.35         8.88
Fidelity(R) VIP Mid Cap -- Service Class 2                     14.33     24.16     14.28       N/A        22.25
Janus Aspen Series Balanced -- Service Shares                   0.33      5.95      3.36       N/A         6.21
Janus Aspen Series Worldwide Growth -- Service Shares           2.16      6.72     (2.78)      N/A         4.08
MainStay VP Balanced -- Service Class                          (2.30)      N/A       N/A       N/A         0.05
MainStay VP Basic Value -- Service Class                        3.19     10.42      2.39       N/A         8.08
MainStay VP Bond -- Service Class                              (8.13)    (0.80)     3.61      5.70        (0.49)
MainStay VP Capital Appreciation -- Service Class              (0.50)     6.20     (3.17)     4.28         5.26
MainStay VP Cash Management(4) -- Current 7-day yield is
  4.64%                                                        (3.44)    (0.43)     0.74      3.55        (0.54)
MainStay VP Common Stock -- Service Class                       1.81      9.96      0.51      7.80         9.48
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (8.15)
MainStay VP Convertible -- Service Class                        2.39      6.85      3.86       N/A         6.41
MainStay VP Developing Growth -- Service Class                 13.83     12.86      2.89       N/A        10.27
MainStay VP Floating Rate -- Service Class                     (2.88)      N/A       N/A       N/A        (2.80)
MainStay VP Government -- Service Class                        (8.00)    (1.31)     2.93      5.34        (0.82)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (6.77)
MainStay VP High Yield Corporate Bond -- Service Class         (1.61)     8.05     10.14      8.59         6.82
MainStay VP Income & Growth -- Service Class                   (0.84)     9.34      2.33       N/A         7.38
MainStay VP International Equity -- Service Class              11.89     16.48     10.29      7.47        16.15
MainStay VP Large Cap Growth -- Service Class                   1.25      2.11     (4.03)      N/A        (0.46)
MainStay VP Mid Cap Core -- Service Class                       6.51     19.36      9.50       N/A        16.22
MainStay VP Mid Cap Growth -- Service Class                     9.82     20.47      6.55       N/A        20.06
MainStay VP Mid Cap Value -- Service Class                      1.55     13.85      6.07       N/A        12.52
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (7.98)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (7.62)
MainStay VP S&P 500(5) Index -- Service Class                   0.44      8.40      0.85      7.76         7.72
MainStay VP Small Cap Growth -- Service Class                   1.68     11.62      2.45       N/A        10.26
MainStay VP Total Return -- Service Class                      (1.49)     5.54      1.06      5.97         4.86
MainStay VP Value -- Service Class                              2.95     11.64      3.32      7.31        11.03
MFS(R) Investors Trust Series -- Service Class                  0.40      7.95      0.33       N/A         6.50
MFS(R) Research Series -- Service Class                        (1.49)     9.39     (0.21)      N/A         7.95
MFS(R) Utilities Series -- Service Class                        8.77     20.67      6.69       N/A        24.05
Neuberger Berman AMT Mid-Cap Growth -- Class S                 10.78     15.09       N/A       N/A        15.47
Royce Micro-Cap Portfolio                                      20.09     19.92     12.90       N/A        24.12
Royce Small-Cap Portfolio                                       2.18     19.93     11.32       N/A         8.57
T. Rowe Price Equity Income Portfolio -- II                     1.50     10.39       N/A       N/A        10.63
Van Eck Worldwide Hard Assets                                  43.10     42.39     22.77     10.41        38.85
Van Kampen UIF Emerging Markets Equity -- Class II             29.31     32.09       N/A       N/A        29.03
Victory VIF Diversified Stock -- Class A Shares                 2.27     10.68      2.21       N/A         6.98
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2006

(1) The MainStay Elite Variable Annuity was first offered for sale on June 7, 2004. All of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown. The MainStay Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of the Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details. The MainStay Elite Variable Annuity invests in NYLIAC Variable Annuity Separate Account IV.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B Shares.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00327895 CV

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2006
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $25,429,370       $ 5,441,854       $16,099,606
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         87,498             4,566            80,054
                                                                -----------       -----------       -----------
      Total net assets......................................    $25,516,868       $ 5,446,420       $16,179,660
                                                                ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................    $25,516,868       $ 5,446,420       $16,179,660
                                                                ===========       ===========       ===========
    Variable accumulation unit value........................    $     10.78       $     13.11       $     10.63
                                                                ===========       ===========       ===========
Identified Cost of Investment...............................    $25,016,605       $ 4,946,357       $16,571,636
                                                                ===========       ===========       ===========

                                                                                                    MAINSTAY VP
                                                                                  MAINSTAY VP       HIGH YIELD
                                                                MAINSTAY VP         GROWTH           CORPORATE
                                                               GOVERNMENT--      ALLOCATION--         BOND--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $10,612,623       $ 9,947,995       $61,999,705
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         41,780           266,552           248,349
                                                                -----------       -----------       -----------
      Total net assets......................................    $10,654,403       $10,214,547       $62,248,054
                                                                ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................    $10,654,403       $10,214,547       $62,248,054
                                                                ===========       ===========       ===========
    Variable accumulation unit value........................    $     10.54       $     10.05       $     12.79
                                                                ===========       ===========       ===========
Identified Cost of Investment...............................    $10,860,521       $ 9,983,356       $61,879,560
                                                                ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP
    APPRECIATION--         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--
     SERVICE CLASS      MANAGEMENT       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
      $ 8,306,127       $15,780,817       $ 7,749,792       $ 3,534,086       $17,942,815       $ 7,535,173       $25,767,580
               --            58,682                --                --                --                --           120,732
           (4,182)         (125,286)          124,989            41,848            20,434          (113,181)           17,448
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $ 8,301,945       $15,714,213       $ 7,874,781       $ 3,575,934       $17,963,249       $ 7,421,992       $25,905,760
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $ 8,301,945       $15,714,213       $ 7,874,781       $ 3,575,934       $17,963,249       $ 7,421,992       $25,905,760
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $     12.31       $      1.06       $     13.63       $      9.90       $     12.67       $     13.89       $     10.43
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $ 7,742,970       $15,780,842       $ 7,274,423       $ 3,540,374       $16,583,115       $ 6,660,933       $25,912,280
      ===========       ===========       ===========       ===========       ===========       ===========       ===========


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
      $ 6,483,293       $30,468,249       $ 5,674,421       $22,446,676       $34,330,915       $30,485,428       $ 9,383,498
               --                --                --                --                --                --                --
            5,951           104,683           104,927            67,976            71,771           (45,843)          394,454
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $ 6,489,244       $30,572,932       $ 5,779,348       $22,514,652       $34,402,686       $30,439,585       $ 9,777,952
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $ 6,489,244       $30,572,932       $ 5,779,348       $22,514,652       $34,402,686       $30,439,585       $ 9,777,952
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $     12.92       $     15.90       $     10.64       $     15.87       $     17.34       $     14.64       $      9.92
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $ 6,169,670       $27,509,806       $ 5,512,812       $21,300,346       $29,232,137       $29,053,616       $ 9,404,121
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                               MAINSTAY VP
                                                                MODERATE          MAINSTAY VP        MAINSTAY VP
                                                                 GROWTH             S&P 500           SMALL CAP
                                                              ALLOCATION--          INDEX--           GROWTH--
                                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                             -----------------------------------------------------
ASSETS:
  Investment at net asset value............................    $13,250,342        $36,613,650        $16,875,355
  Dividends due and accrued................................             --                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................        755,215            131,476             40,157
                                                               -----------        -----------        -----------
      Total net assets.....................................    $14,005,557        $36,745,126        $16,915,512
                                                               ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $14,005,557        $36,745,126        $16,915,512
                                                               ===========        ===========        ===========
    Variable accumulation unit value.......................    $      9.95        $     13.07        $     13.88
                                                               ===========        ===========        ===========
Identified Cost of Investment..............................    $13,342,540        $34,324,874        $15,332,084
                                                               ===========        ===========        ===========

                                                               FIDELITY(R)
                                                                   VIP            FIDELITY(R)        JANUS ASPEN
                                                                 EQUITY-              VIP              SERIES
                                                                INCOME--           MID CAP--         BALANCED--
                                                             SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES
                                                             -----------------------------------------------------
ASSETS:
  Investment at net asset value............................    $22,527,406        $31,162,888        $13,570,395
  Dividends due and accrued................................             --                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................         61,112             60,979             21,062
                                                               -----------        -----------        -----------
      Total net assets.....................................    $22,588,518        $31,223,867        $13,591,457
                                                               ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $22,588,518        $31,223,867        $13,591,457
                                                               ===========        ===========        ===========
    Variable accumulation unit value.......................    $     13.40        $     18.19        $     12.60
                                                               ===========        ===========        ===========
Identified Cost of Investment..............................    $22,006,129        $29,464,106        $12,905,715
                                                               ===========        ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                COLUMBIA
                                             ALGER                              SMALL CAP        DREYFUS IP
      MAINSTAY VP                           AMERICAN                           VALUE FUND,       TECHNOLOGY        FIDELITY(R)
         TOTAL          MAINSTAY VP          SMALL             CALVERT          VARIABLE          GROWTH--             VIP
       RETURN--           VALUE--       CAPITALIZATION--       SOCIAL           SERIES--           SERVICE       CONTRAFUND(R)--
     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES       BALANCED           CLASS B           SHARES        SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
      $ 6,844,606       $14,092,349       $16,936,052        $ 2,749,846       $ 8,800,428       $ 5,767,311       $57,845,879
               --                --                --                 --                --                --                --
            5,808            33,525            65,161              6,087            47,849             9,566           189,636
      -----------       -----------       -----------        -----------       -----------       -----------       -----------
      $ 6,850,414       $14,125,874       $17,001,213        $ 2,755,933       $ 8,848,277       $ 5,776,877       $58,035,515
      ===========       ===========       ===========        ===========       ===========       ===========       ===========
      $ 6,850,414       $14,125,874       $17,001,213        $ 2,755,933       $ 8,848,277       $ 5,776,877       $58,035,515
      ===========       ===========       ===========        ===========       ===========       ===========       ===========
      $     12.20       $     14.14       $     16.58        $     11.86       $     11.82       $     11.25       $     15.46
      ===========       ===========       ===========        ===========       ===========       ===========       ===========
      $ 6,471,631       $12,773,706       $14,700,110        $ 2,680,353       $ 8,209,078       $ 5,617,925       $52,320,570
      ===========       ===========       ===========        ===========       ===========       ===========       ===========

                                                                               NEUBERGER
      JANUS ASPEN                                                               BERMAN
        SERIES            MFS(R)            MFS(R)            MFS(R)              AMT
       WORLDWIDE         INVESTORS         RESEARCH          UTILITIES          MID-CAP            ROYCE             ROYCE
       GROWTH--       TRUST SERIES--       SERIES--          SERIES--          GROWTH--          MICRO-CAP         SMALL-CAP
    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S          PORTFOLIO         PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
      $ 5,047,988       $ 1,335,801       $ 2,126,758       $40,734,694       $ 3,587,200       $ 7,873,031       $ 7,512,657
               --                --                --                --                --                --                --
            2,728             3,174             5,588            38,198             8,565            57,659            41,587
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $ 5,050,716       $ 1,338,975       $ 2,132,346       $40,772,892       $ 3,595,765       $ 7,930,690       $ 7,554,244
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $ 5,050,716       $ 1,338,975       $ 2,132,346       $40,772,892       $ 3,595,765       $ 7,930,690       $ 7,554,244
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $     11.95       $     12.67       $     13.11       $     16.59       $     14.36       $     13.65       $     11.80
      ===========       ===========       ===========       ===========       ===========       ===========       ===========
      $ 4,790,514       $ 1,243,719       $ 2,022,154       $38,586,196       $ 3,288,156       $ 7,660,890       $ 7,469,051
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                                                                     VAN KAMPEN
                                                                 T. ROWE                                 UIF
                                                                  PRICE             VAN ECK           EMERGING
                                                                 EQUITY            WORLDWIDE           MARKETS
                                                                 INCOME              HARD             EQUITY--
                                                              PORTFOLIO--II         ASSETS            CLASS II
                                                             -----------------------------------------------------
ASSETS:
  Investment at net asset value............................    $35,795,938        $40,842,116        $22,257,796
  Dividends due and accrued................................             --                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................        164,404            107,362            (26,391)
                                                               -----------        -----------        -----------
      Total net assets.....................................    $35,960,342        $40,949,478        $22,231,405
                                                               ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $35,960,342        $40,949,478        $22,231,405
                                                               ===========        ===========        ===========
    Variable accumulation unit value.......................    $     14.01        $     24.81        $     20.96
                                                               ===========        ===========        ===========
Identified Cost of Investment..............................    $34,625,286        $34,351,565        $19,653,218
                                                               ===========        ===========        ===========

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                                 STOCK--
                                                             ---------------
ASSETS:
  Investment at net asset value............................    $ 3,536,734
  Dividends due and accrued................................             --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation....................................        (10,166)
                                                               -----------
      Total net assets.....................................    $ 3,526,568
                                                               ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners...............................    $ 3,526,568
                                                               ===========
    Variable accumulation unit value.......................    $     12.36
                                                               ===========
Identified Cost of Investment..............................    $ 3,468,108
                                                               ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP         BASIC         MAINSTAY VP
                                                                BALANCED--        VALUE--           BOND--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................      (148,125)         (35,198)        (116,934)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................      (148,125)         (35,198)        (116,934)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       736,561          153,946          580,708
  Cost of investments sold..................................      (694,211)        (136,718)        (603,830)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        42,350           17,228          (23,122)
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       362,154          209,552         (106,947)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       404,504          226,780         (130,069)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   256,379      $   191,582      $  (247,003)
                                                               ===========      ===========      ===========

                                                                                                   MAINSTAY VP
                                                                                 MAINSTAY VP        HIGH YIELD
                                                               MAINSTAY VP          GROWTH          CORPORATE
                                                               GOVERNMENT--      ALLOCATION--         BOND--
                                                              SERVICE CLASS    SERVICE CLASS(A)   SERVICE CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --        $        --      $        --
  Mortality and expense risk charges........................       (74,300)           (16,541)        (404,214)
                                                               -----------        -----------      -----------
      Net investment income (loss)..........................       (74,300)           (16,541)        (404,214)
                                                               -----------        -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       502,260            191,025          704,143
  Cost of investments sold..................................      (523,586)          (191,800)        (708,880)
                                                               -----------        -----------      -----------
      Net realized gain (loss) on investments...............       (21,326)              (775)          (4,737)
  Realized gain distribution received.......................            --                 --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (39,162)           (35,361)       1,655,673
                                                               -----------        -----------      -----------
      Net gain (loss) on investments........................       (60,488)           (36,136)       1,650,936
                                                               -----------        -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  (134,788)       $   (52,677)     $ 1,246,722
                                                               ===========        ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

      MAINSTAY VP                           MAINSTAY VP        MAINSTAY VP                           MAINSTAY VP
        CAPITAL          MAINSTAY VP           COMMON          CONSERVATIVE       MAINSTAY VP         DEVELOPING
     APPRECIATION--          CASH             STOCK--          ALLOCATION--      CONVERTIBLE--         GROWTH--
     SERVICE CLASS        MANAGEMENT       SERVICE CLASS     SERVICE CLASS(A)    SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $        --        $   245,657        $        --        $        --        $        --        $        --
          (54,197)           (85,450)           (47,249)            (1,740)          (113,052)           (40,285)
      -----------        -----------        -----------        -----------        -----------        -----------
          (54,197)           160,207            (47,249)            (1,740)          (113,052)           (40,285)
      -----------        -----------        -----------        -----------        -----------        -----------
          394,284          5,471,978            173,760                241             97,491            243,696
         (352,306)        (5,471,855)          (142,962)              (243)           (85,562)          (187,980)
      -----------        -----------        -----------        -----------        -----------        -----------
           41,978                123             30,798                 (2)            11,929             55,716
               --                 --                 --                 --                 --                 --
         (119,498)              (276)           115,308             (6,288)           481,854            266,702
      -----------        -----------        -----------        -----------        -----------        -----------
          (77,520)              (153)           146,106             (6,290)           493,783            322,418
      -----------        -----------        -----------        -----------        -----------        -----------
      $  (131,717)       $   160,054        $    98,857        $    (8,030)       $   380,731        $   282,133
      ===========        ===========        ===========        ===========        ===========        ===========


       MAINSTAY VP
     FLOATING RATE--
      SERVICE CLASS
     ----------------
       $   436,518
          (110,263)
       -----------
           326,255
       -----------
           211,980
          (210,941)
       -----------
             1,039
                --
          (127,194)
       -----------
          (126,155)
       -----------
       $   200,100
       ===========

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        INCOME &        INTERNATIONAL        LARGE CAP           MID CAP            MID CAP            MID CAP
        GROWTH--           EQUITY--           GROWTH--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $        --        $        --        $        --        $        --        $        --        $        --
          (43,229)          (171,112)           (32,350)          (127,787)          (189,151)          (192,356)
      -----------        -----------        -----------        -----------        -----------        -----------
          (43,229)          (171,112)           (32,350)          (127,787)          (189,151)          (192,356)
      -----------        -----------        -----------        -----------        -----------        -----------
          362,837            445,593             75,916            322,688            222,374            400,510
         (310,875)          (339,518)           (75,880)          (232,908)          (142,851)          (323,183)
      -----------        -----------        -----------        -----------        -----------        -----------
           51,962            106,075                 36             89,780             79,523             77,327
               --                 --                 --                 --                 --                 --
           88,227          2,212,336            (56,089)           690,151          1,497,920          1,022,527
      -----------        -----------        -----------        -----------        -----------        -----------
          140,189          2,318,411            (56,053)           779,931          1,577,443          1,099,854
      -----------        -----------        -----------        -----------        -----------        -----------
      $    96,960        $ 2,147,299        $   (88,403)       $   652,144        $ 1,388,292        $   907,498
      ===========        ===========        ===========        ===========        ===========        ===========


       MAINSTAY VP
         MODERATE
       ALLOCATION--
     SERVICE CLASS(A)
     ----------------
       $        --
           (19,684)
       -----------
           (19,684)
       -----------
            69,734
           (69,988)
       -----------
              (254)
                --
           (20,623)
       -----------
           (20,877)
       -----------
       $   (40,561)
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)

                                                                MAINSTAY VP
                                                                  MODERATE        MAINSTAY VP      MAINSTAY VP
                                                                   GROWTH           S&P 500         SMALL CAP
                                                                ALLOCATION--        INDEX--          GROWTH--
                                                              SERVICE CLASS(A)   SERVICE CLASS    SERVICE CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $        --      $        --      $        --
  Mortality and expense risk charges........................         (29,106)        (243,092)        (105,429)
                                                                 -----------      -----------      -----------
      Net investment income (loss)..........................         (29,106)        (243,092)        (105,429)
                                                                 -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         396,765        1,207,441          188,160
  Cost of investments sold..................................        (398,517)      (1,039,323)        (162,999)
                                                                 -----------      -----------      -----------
      Net realized gain (loss) on investments...............          (1,752)         168,118           25,161
  Realized gain distribution received.......................              --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         (92,199)         552,036          718,176
                                                                 -----------      -----------      -----------
      Net gain (loss) on investments........................         (93,951)         720,154          743,337
                                                                 -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................     $  (123,057)     $   477,062      $   637,908
                                                                 ===========      ===========      ===========


                                                              FIDELITY(R) VIP                      JANUS ASPEN
                                                                  EQUITY-       FIDELITY(R) VIP       SERIES
                                                                 INCOME--          MID CAP--        BALANCED--
                                                              SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $   263,717       $    43,988      $   135,590
  Mortality and expense risk charges........................       (134,563)         (172,637)         (87,895)
                                                                -----------       -----------      -----------
      Net investment income (loss)..........................        129,154          (128,649)          47,695
                                                                -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        118,124           272,788          403,207
  Cost of investments sold..................................       (110,509)         (202,012)        (356,134)
                                                                -----------       -----------      -----------
      Net realized gain (loss) on investments...............          7,615            70,776           47,073
  Realized gain distribution received.......................        899,186         2,932,967               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (366,992)       (1,620,903)         (30,374)
                                                                -----------       -----------      -----------
      Net gain (loss) on investments........................        539,809         1,382,840           16,699
                                                                -----------       -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................    $   668,963       $ 1,254,191      $    64,394
                                                                ===========       ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                              ALGER                           COLUMBIA SMALL
                                             AMERICAN                           CAP VALUE         DREYFUS IP
      MAINSTAY VP         MAINSTAY VP         SMALL            CALVERT        FUND, VARIABLE      TECHNOLOGY     FIDELITY(R) VIP
     TOTAL RETURN--         VALUE--      CAPITALIZATION--       SOCIAL           SERIES--          GROWTH--      CONTRAFUND(R)--
     SERVICE CLASS       SERVICE CLASS    CLASS S SHARES       BALANCED          CLASS B        SERVICE SHARES   SERVICE CLASS 2
  ------------------------------------------------------------------------------------------------------------------------------
<S
      $        --         $        --      $        --       $        --       $        --       $        --       $   157,449
          (46,471)            (85,565)         (87,092)          (20,412)          (48,448)          (39,953)         (318,470)
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
          (46,471)            (85,565)         (87,092)          (20,412)          (48,448)          (39,953)         (161,021)
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
          214,000             314,571          143,157           168,864           122,538           287,865            53,209
         (194,508)           (255,259)        (101,394)         (153,143)         (105,932)         (276,629)          (35,860)
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
           19,492              59,312           41,763            15,721            16,606            11,236            17,349
               --                  --               --                --                --                --           380,501
           59,221             604,181          906,555           (17,024)          390,159          (210,330)          918,411
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
           78,713             663,493          948,318            (1,303)          406,765          (199,094)        1,316,261
      -----------         -----------      -----------       -----------       -----------       -----------       -----------
      $    32,242         $   577,928      $   861,226       $   (21,715)      $   358,317       $  (239,047)      $ 1,155,240
      ===========         ===========      ===========       ===========       ===========       ===========       ===========

                                                                                                     NEUBERGER
        JANUS ASPEN                                                                                    BERMAN
           SERIES                 MFS(R)                 MFS(R)                                         AMT
         WORLDWIDE              INVESTORS               RESEARCH                MFS(R)                MID-CAP
          GROWTH--            TRUST SERIES--            SERIES--          UTILITIES SERIES--          GROWTH--
       SERVICE SHARES         SERVICE CLASS          SERVICE CLASS          SERVICE CLASS             CLASS S
    ----------------------------------------------------------------------------------------------------------------
        $    53,059            $     3,275            $     6,468            $   673,111            $        --
            (33,863)                (8,773)               (13,931)              (223,798)               (17,499)
        -----------            -----------            -----------            -----------            -----------
             19,196                 (5,498)                (7,463)               449,313                (17,499)
        -----------            -----------            -----------            -----------            -----------
            193,299                 82,078                140,911                251,709                 62,759
           (179,649)               (67,968)              (116,173)              (179,966)               (45,525)
        -----------            -----------            -----------            -----------            -----------
             13,650                 14,110                 24,738                 71,743                 17,234
                 --                     --                     --              1,371,823                     --
            (31,732)               (12,354)               (47,739)               372,382                 92,268
        -----------            -----------            -----------            -----------            -----------
            (18,082)                 1,756                (23,001)             1,815,948                109,502
        -----------            -----------            -----------            -----------            -----------
        $     1,114            $    (3,742)           $   (30,464)           $ 2,265,261            $    92,003
        ===========            ===========            ===========            ===========            ===========


            ROYCE                  ROYCE
          MICRO-CAP              SMALL-CAP
          PORTFOLIO              PORTFOLIO
     -------------------------------------------
         $        --            $        --
             (28,550)               (36,315)
         -----------            -----------
             (28,550)               (36,315)
         -----------            -----------
             188,902                161,965
            (140,900)              (149,670)
         -----------            -----------
              48,002                 12,295
                  --                     --
             131,886                 12,830
         -----------            -----------
             179,888                 25,125
         -----------            -----------
         $   151,338            $   (11,190)
         ===========            ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                              PORTFOLIO--II        ASSETS          CLASS II
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   210,189      $    16,063      $        --
  Mortality and expense risk charges........................      (228,888)        (180,316)        (100,983)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (18,699)        (164,253)        (100,983)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       240,342          169,699          142,845
  Cost of investments sold..................................      (204,197)         (93,098)         (82,868)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        36,145           76,601           59,977
  Realized gain distribution received.......................       126,174        1,366,941               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,007,128        2,235,551          423,777
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     1,169,447        3,679,093          483,754
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 1,150,748      $ 3,514,840      $   382,771
                                                               ===========      ===========      ===========

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                                 STOCK--
                                                              CLASS A SHARES
                                                              --------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     7,633
  Mortality and expense risk charges........................       (22,003)
                                                               -----------
      Net investment income (loss)..........................       (14,370)
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       158,129
  Cost of investments sold..................................      (129,685)
                                                               -----------
      Net realized gain (loss) on investments...............        28,444
  Realized gain distribution received.......................       106,457
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (107,579)
                                                               -----------
      Net gain (loss) on investments........................        27,322
                                                               -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    12,952
                                                               ===========

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006
and year ended December 31, 2005
(Unaudited)


                                                              MAINSTAY VP                    MAINSTAY VP
                                                               BALANCED--                   BASIC VALUE--
                                                             SERVICE CLASS                  SERVICE CLASS
                                                     ------------------------------   -------------------------
                                                           2006           2005(B)        2006          2005
                                                     ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................    $  (148,125)     $    38,153   $   (35,198)  $   (13,274)
    Net realized gain (loss) on investments........         42,350            1,279        17,228        34,519
    Realized gain distribution received............             --           50,253            --        44,775
    Change in unrealized appreciation
      (depreciation) on investments................        362,154           50,610       209,552        93,807
                                                       -----------      -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................        256,379          140,295       191,582       159,827
                                                       -----------      -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............      5,495,374        6,944,428       741,014     1,196,229
    Policyowners' surrenders.......................       (438,816)         (57,658)      (76,142)     (109,859)
    Policyowners' annuity and death benefits.......         (3,960)              --        (8,962)      (41,657)
    Net transfers from (to) Fixed Account..........      6,888,909        5,258,512       342,583       622,645
    Transfers between Investment Divisions.........       (278,624)       1,312,029      (129,336)        9,068
                                                       -----------      -----------   -----------   -----------
      Net contributions and (withdrawals)..........     11,662,883       13,457,311       869,157     1,676,426
                                                       -----------      -----------   -----------   -----------
        Increase (decrease) in net assets..........     11,919,262       13,597,606     1,060,739     1,836,253
NET ASSETS:
    Beginning of period............................     13,597,606               --     4,385,681     2,549,428
                                                       -----------      -----------   -----------   -----------
    End of period..................................    $25,516,868      $13,597,606   $ 5,446,420   $ 4,385,681
                                                       ===========      ===========   ===========   ===========

                                                       MAINSTAY VP
                                                       CONSERVATIVE                          MAINSTAY VP
                                                       ALLOCATION--                         CONVERTIBLE--
                                                      SERVICE CLASS                         SERVICE CLASS
                                                     ----------------                 -------------------------
                                                         2006(C)                         2006          2005
                                                     ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................    $    (1,740)                   $  (113,052)  $    41,863
    Net realized gain (loss) on investments........             (2)                        11,929        35,692
    Realized gain distribution received............             --                             --            --
    Change in unrealized appreciation
      (depreciation) on investments................         (6,288)                       481,854       590,518
                                                       -----------                    -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................         (8,030)                       380,731       668,073
                                                       -----------                    -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............      1,977,248                      2,520,016     2,805,374
    Policyowners' surrenders.......................             --                       (184,062)     (385,031)
    Policyowners' annuity and death benefits.......             --                        (29,365)      (26,888)
    Net transfers from (to) Fixed Account..........        383,249                      1,243,147     2,980,950
    Transfers between Investment Divisions.........      1,223,467                         35,297      (140,220)
                                                       -----------                    -----------   -----------
      Net contributions and (withdrawals)..........      3,583,964                      3,585,033     5,234,185
                                                       -----------                    -----------   -----------
        Increase (decrease) in net assets..........      3,575,934                      3,965,764     5,902,258
NET ASSETS:
    Beginning of period............................             --                     13,997,485     8,095,227
                                                       -----------                    -----------   -----------
    End of period..................................    $ 3,575,934                    $17,963,249   $13,997,485
                                                       ===========                    ===========   ===========

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                   MAINSTAY VP
             BOND--              CAPITAL APPRECIATION--               CASH                      COMMON STOCK--
          SERVICE CLASS               SERVICE CLASS                MANAGEMENT                   SERVICE CLASS
    -------------------------   -------------------------   -------------------------   ------------------------------
       2006          2005          2006          2005          2006          2005             2006            2005
    ------------------------------------------------------------------------------------------------------------------
    $  (116,934)  $   274,002   $   (54,197)  $   (72,376)  $   160,207   $   130,513     $   (47,249)     $    (2,790)
        (23,122)      (23,025)       41,978        30,273           123           (88)         30,798           17,140
             --            --            --            --            --            --              --           64,521
       (106,947)     (196,993)     (119,498)      451,080          (276)          295         115,308          187,844
    -----------   -----------   -----------   -----------   -----------   -----------     -----------      -----------
       (247,003)       53,984      (131,717)      408,977       160,054       130,720          98,857          266,715
    -----------   -----------   -----------   -----------   -----------   -----------     -----------      -----------
      2,260,638     4,245,741     1,190,141     1,617,566    11,098,298    18,024,715       1,836,171        1,851,117
       (162,548)     (258,567)      (64,328)     (181,473)     (152,521)     (177,412)        (90,848)         (86,256)
        (10,938)       (5,922)           --       (21,432)           --      (105,937)         (9,304)          (1,076)
      1,122,618     2,538,057       522,694       750,196       934,198     1,295,524         543,308        1,143,788
       (533,305)       37,086       (82,107)     (424,880)   (6,606,802)  (13,404,017)        (56,859)           3,992
    -----------   -----------   -----------   -----------   -----------   -----------     -----------      -----------
      2,676,465     6,556,395     1,566,400     1,739,977     5,273,173     5,632,873       2,222,468        2,911,565
    -----------   -----------   -----------   -----------   -----------   -----------     -----------      -----------
      2,429,462     6,610,379     1,434,683     2,148,954     5,433,227     5,763,593       2,321,325        3,178,280
     13,750,198     7,139,819     6,867,262     4,718,308    10,280,986     4,517,393       5,553,456        2,375,176
    -----------   -----------   -----------   -----------   -----------   -----------     -----------      -----------
    $16,179,660   $13,750,198   $ 8,301,945   $ 6,867,262   $15,714,213   $10,280,986     $ 7,874,781      $ 5,553,456
    ===========   ===========   ===========   ===========   ===========   ===========     ===========      ===========

                                                                                          MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP               GROWTH
       DEVELOPING GROWTH--           FLOATING RATE--              GOVERNMENT--            ALLOCATION--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS          SERVICE CLASS
    -------------------------   -------------------------   -------------------------   ----------------
       2006          2005          2006         2005(A)        2006          2005           2006(C)
    ----------------------------------------------------------------------------------------------------
    $   (40,285)  $   (41,951)  $   326,255   $    83,174   $   (74,300)  $   170,326     $   (16,541)
         55,716        10,749         1,039          (991)      (21,326)      (11,607)           (775)
             --            --            --            --            --            --              --
        266,702       419,315      (127,194)      (17,507)      (39,162)     (122,386)        (35,361)
    -----------   -----------   -----------   -----------   -----------   -----------     -----------
        282,133       388,113       200,100        64,676      (134,788)       36,333         (52,677)
    -----------   -----------   -----------   -----------   -----------   -----------     -----------
      1,875,481     1,251,695     9,192,374     4,908,431     1,855,028     2,305,998       7,261,221
        (60,680)      (39,753)     (235,384)      (16,448)     (116,903)     (118,290)        (14,496)
             --        (2,066)      (82,764)           --       (43,887)       (2,142)             --
        382,082       336,425     3,367,087     3,115,283       764,823     1,803,664       1,061,092
        369,977        20,518     3,955,610     1,436,795      (247,629)      316,609       1,959,407
    -----------   -----------   -----------   -----------   -----------   -----------     -----------
      2,566,860     1,566,819    16,196,923     9,444,061     2,211,432     4,305,839      10,267,224
    -----------   -----------   -----------   -----------   -----------   -----------     -----------
      2,848,993     1,954,932    16,397,023     9,508,737     2,076,644     4,342,172      10,214,547
      4,572,999     2,618,067     9,508,737            --     8,577,759     4,235,587              --
    -----------   -----------   -----------   -----------   -----------   -----------     -----------
    $ 7,421,992   $ 4,572,999   $25,905,760   $ 9,508,737   $10,654,403   $ 8,577,759     $10,214,547
    ===========   ===========   ===========   ===========   ===========   ===========     ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and year ended December 31, 2005
(Unaudited)

                                                            MAINSTAY VP
                                                            HIGH YIELD                       MAINSTAY VP
                                                         CORPORATE BOND--                 INCOME & GROWTH--
                                                           SERVICE CLASS                    SERVICE CLASS
                                                     -------------------------   -----------------------------------
                                                        2006          2005             2006               2005
                                                     ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (404,214)  $ 2,284,615     $   (43,229)       $     4,582
    Net realized gain (loss) on investments........       (4,737)       18,625          51,962             20,142
    Realized gain distribution received............           --            --              --                 --
    Change in unrealized appreciation
      (depreciation) on investments................    1,655,673    (1,582,593)         88,227            111,912
                                                     -----------   -----------     -----------        -----------
      Net increase (decrease) in net assets
        resulting from operations..................    1,246,722       720,647          96,960            136,636
                                                     -----------   -----------     -----------        -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............   10,414,763    18,532,383         943,135          1,810,495
    Policyowners' surrenders.......................     (915,816)   (1,081,296)        (85,356)           (48,062)
    Policyowners' annuity and death benefits.......     (190,934)     (129,989)         (5,049)           (28,107)
    Net transfers from (to) Fixed Account..........    5,272,806    12,237,224         775,736          1,377,030
    Transfers between Investment Divisions.........   (2,271,935)   (3,128,074)       (309,853)           (77,961)
                                                     -----------   -----------     -----------        -----------
      Net contributions and (withdrawals)..........   12,308,884    26,430,248       1,318,613          3,033,395
                                                     -----------   -----------     -----------        -----------
        Increase (decrease) in net assets..........   13,555,606    27,150,895       1,415,573          3,170,031
NET ASSETS:
    Beginning of period............................   48,692,448    21,541,553       5,073,671          1,903,640
                                                     -----------   -----------     -----------        -----------
    End of period..................................  $62,248,054   $48,692,448     $ 6,489,244        $ 5,073,671
                                                     ===========   ===========     ===========        ===========

                                                                                                      MAINSTAY VP
                                                                                   MAINSTAY VP          MODERATE
                                                            MAINSTAY VP              MODERATE            GROWTH
                                                          MID CAP VALUE--          ALLOCATION--       ALLOCATION--
                                                           SERVICE CLASS          SERVICE CLASS      SERVICE CLASS
                                                     -------------------------   ----------------   ----------------
                                                        2006          2005           2006(C)            2006(C)
                                                     ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (192,356)  $   (72,719)    $   (19,684)       $   (29,106)
    Net realized gain (loss) on investments........       77,327        63,952            (254)            (1,752)
    Realized gain distribution received............           --     1,053,770              --                 --
    Change in unrealized appreciation
      (depreciation) on investments................    1,022,527      (311,921)        (20,623)           (92,199)
                                                     -----------   -----------     -----------        -----------
      Net increase (decrease) in net assets
        resulting from operations..................      907,498       733,082         (40,561)          (123,057)
                                                     -----------   -----------     -----------        -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    5,415,879     7,806,002       6,680,403         10,366,682
    Policyowners' surrenders.......................     (317,000)     (296,261)        (34,680)               (44)
    Policyowners' annuity and death benefits.......     (158,609)       (9,807)             --                 --
    Net transfers from (to) Fixed Account..........    2,484,872     6,765,543         798,571          1,596,480
    Transfers between Investment Divisions.........   (1,221,876)      241,340       2,374,219          2,165,496
                                                     -----------   -----------     -----------        -----------
      Net contributions and (withdrawals)..........    6,203,266    14,506,817       9,818,513         14,128,614
                                                     -----------   -----------     -----------        -----------
        Increase (decrease) in net assets..........    7,110,764    15,239,899       9,777,952         14,005,557
NET ASSETS:
    Beginning of period............................   23,328,821     8,088,922              --                 --
                                                     -----------   -----------     -----------        -----------
    End of period..................................  $30,439,585   $23,328,821     $ 9,777,952        $14,005,557
                                                     ===========   ===========     ===========        ===========

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

           MAINSTAY VP                 MAINSTAY VP
          INTERNATIONAL                 LARGE CAP                  MAINSTAY VP                 MAINSTAY VP
            EQUITY--                    GROWTH--                 MID CAP CORE--             MID CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006          2005          2006          2005
    -------------------------------------------------------------------------------------------------------------
    $  (171,112)  $   125,853   $   (32,350)  $   (33,147)  $  (127,787)  $   (62,497)  $  (189,151)  $  (176,849)
        106,075        27,729            36       (19,632)       89,780        37,132        79,523        94,580
             --       773,447            --            --            --     1,422,525            --        10,252
      2,212,336        21,003       (56,089)      158,573       690,151       (87,953)    1,497,920     2,307,687
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      2,147,299       948,032       (88,403)      105,794       652,144     1,309,207     1,388,292     2,235,670
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      6,680,640     7,623,572     1,822,294     1,063,088     5,133,441     5,660,841     8,006,507     7,989,376
       (315,405)     (214,747)      (14,669)      (98,857)     (263,506)     (140,054)     (336,353)     (338,997)
        (98,646)      (21,020)           --        (9,377)      (26,600)      (10,674)     (138,666)      (55,249)
      2,565,115     4,450,003       730,047       604,372     2,038,355     2,595,840     3,008,975     3,200,855
       (143,752)      470,282       (53,256)     (208,965)     (495,047)    1,095,012      (541,788)    1,337,740
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      8,687,952    12,308,090     2,484,416     1,350,261     6,386,643     9,200,965     9,998,675    12,133,725
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     10,835,251    13,256,122     2,396,013     1,456,055     7,038,787    10,510,172    11,386,967    14,369,395
     19,737,681     6,481,559     3,383,335     1,927,280    15,475,865     4,965,693    23,015,719     8,646,324
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $30,572,932   $19,737,681   $ 5,779,348   $ 3,383,335   $22,514,652   $15,475,865   $34,402,686   $23,015,719
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                                       MAINSTAY VP
           MAINSTAY VP                  SMALL CAP                  MAINSTAY VP                 MAINSTAY VP
         S&P 500 INDEX--                GROWTH--                 TOTAL RETURN--                  VALUE--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006          2005          2006          2005
    -------------------------------------------------------------------------------------------------------------
    $  (243,092)  $    12,378   $  (105,429)  $  (120,801)  $   (46,471)  $    16,977   $   (85,565)  $     4,545
        168,118        75,997        25,161        19,657        19,492        23,943        59,312        32,114
             --            --            --       217,647            --            --            --            --
        552,036       838,327       718,176       215,284        59,221       194,418       604,181       341,248
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        477,062       926,702       637,908       331,787        32,242       235,338       577,928       377,907
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      5,431,462    10,348,335     2,975,526     4,012,998       687,166     1,401,644     2,521,279     2,964,271
       (458,967)     (554,065)     (249,683)     (188,148)     (144,033)     (368,040)     (145,693)     (135,453)
        (70,666)      (59,788)       (6,749)       (4,900)      (34,196)       (8,247)      (12,083)      (22,100)
      2,669,398     4,814,102     1,129,484     2,095,155       556,440       972,208     1,143,949     1,735,290
     (1,253,179)       59,708      (381,926)       26,521      (102,435)      105,126      (359,962)     (117,988)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      6,318,048    14,608,292     3,466,652     5,941,626       962,942     2,102,691     3,147,490     4,424,020
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      6,795,110    15,534,994     4,104,560     6,273,413       995,184     2,338,029     3,725,418     4,801,927
     29,950,016    14,415,022    12,810,952     6,537,539     5,855,230     3,517,201    10,400,456     5,598,529
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $36,745,126   $29,950,016   $16,915,512   $12,810,952   $ 6,850,414   $ 5,855,230   $14,125,874   $10,400,456
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and year ended December 31, 2005
(Unaudited)

                                                          ALGER AMERICAN
                                                               SMALL                      CALVERT
                                                         CAPITALIZATION--                 SOCIAL
                                                          CLASS S SHARES                 BALANCED
                                                     -------------------------   -------------------------
                                                        2006          2005          2006          2005
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (87,092)  $   (73,911)  $   (20,412)  $    14,088
    Net realized gain (loss) on investments........       41,763        52,799        15,721        11,761
    Realized gain distribution received............           --            --            --            --
    Change in unrealized appreciation
      (depreciation) on investments................      906,555       981,204       (17,024)       49,572
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................      861,226       960,092       (21,715)       75,421
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    5,170,415     3,697,721       512,455       771,266
    Policyowners' surrenders.......................     (122,525)      (62,402)      (14,284)      (37,463)
    Policyowners' annuity and death benefits.......         (267)       (2,425)       (1,564)       (3,762)
    Net transfers from (to) Fixed Account..........    1,428,488     1,072,766       226,765       622,868
    Transfers between Investment Divisions.........      239,793       322,295      (120,160)     (195,355)
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........    6,715,904     5,027,955       603,212     1,157,554
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........    7,577,130     5,988,047       581,497     1,232,975
NET ASSETS:
    Beginning of period............................    9,424,083     3,436,036     2,174,436       941,461
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $17,001,213   $ 9,424,083   $ 2,755,933   $ 2,174,436
                                                     ===========   ===========   ===========   ===========

                                                            FIDELITY(R)                 JANUS ASPEN
                                                                VIP                       SERIES
                                                             MID CAP--                  BALANCED--
                                                          SERVICE CLASS 2             SERVICE SHARES
                                                     -------------------------   -------------------------
                                                        2006          2005          2006          2005
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (128,649)  $  (167,981)  $    47,695   $    82,392
    Net realized gain (loss) on investments........       70,776        88,109        47,073        18,260
    Realized gain distribution received............    2,932,967       130,918            --            --
    Change in unrealized appreciation
      (depreciation) on investments................   (1,620,903)    2,392,224       (30,374)      476,341
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    1,254,191     2,443,270        64,394       576,993
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    6,295,329     7,875,943     1,868,278     3,102,922
    Policyowners' surrenders.......................     (449,037)     (265,149)      (97,863)     (407,032)
    Policyowners' annuity and death benefits.......      (55,113)      (16,322)      (12,023)      (16,144)
    Net transfers from (to) Fixed Account..........    2,495,515     4,226,737       968,248     2,561,919
    Transfers between Investment Divisions.........     (198,973)    1,115,675       (28,389)      169,559
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........    8,087,721    12,936,884     2,698,251     5,411,224
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........    9,341,912    15,380,154     2,762,645     5,988,217
NET ASSETS:
    Beginning of period............................   21,881,955     6,501,801    10,828,812     4,840,595
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $31,223,867   $21,881,955   $13,591,457   $10,828,812
                                                     ===========   ===========   ===========   ===========

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

            COLUMBIA
            SMALL CAP                  DREYFUS IP                  FIDELITY(R)                 FIDELITY(R)
           VALUE FUND,                 TECHNOLOGY                      VIP                         VIP
            VARIABLE                    GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--
         SERIES--CLASS B             SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006          2005          2006          2005
    -------------------------------------------------------------------------------------------------------------
    $   (48,448)  $   (28,929)  $   (39,953)  $   (52,420)  $  (161,021)  $  (257,248)  $   129,154   $   (37,885)
         16,606           115        11,236       (45,365)       17,349        33,321         7,615        52,450
             --         5,357            --            --       380,501         2,236       899,186       264,795
        390,159       201,057      (210,330)      237,724       918,411     3,680,914      (366,992)      356,838
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        358,317       177,600      (239,047)      139,939     1,155,240     3,459,223       668,963       636,198
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      2,565,827     2,396,865       869,564       923,236    14,856,423    13,413,919     4,747,690     5,784,618
        (56,986)      (16,802)      (39,474)      (47,995)     (383,092)     (367,541)     (236,750)     (199,175)
        (13,899)       (3,851)       (5,523)      (11,785)     (133,304)      (48,890)      (26,650)      (21,301)
        978,521     1,485,065       404,052       851,842     5,480,753     7,291,020     1,783,298     3,428,508
        506,284       264,125       (59,002)     (298,404)      682,255     2,651,411      (316,822)     (268,143)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      3,979,747     4,125,402     1,169,617     1,416,894    20,503,035    22,939,919     5,950,766     8,724,507
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      4,338,064     4,303,002       930,570     1,556,833    21,658,275    26,399,142     6,619,729     9,360,705
      4,510,213       207,211     4,846,307     3,289,474    36,377,240     9,978,098    15,968,789     6,608,084
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $ 8,848,277   $ 4,510,213   $ 5,776,877   $ 4,846,307   $58,035,515   $36,377,240   $22,588,518   $15,968,789
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

           JANUS ASPEN
             SERIES                                                                              MFS(R)
            WORLDWIDE               MFS(R) INVESTORS                 MFS(R)                     UTILITIES
            GROWTH--                 TRUST SERIES--             RESEARCH SERIES--               SERIES--
         SERVICE SHARES               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006          2005          2006          2005
    -------------------------------------------------------------------------------------------------------------
    $    19,196   $       502   $    (5,498)  $    (8,414)  $    (7,463)  $   (11,819)  $   449,313   $  (122,754)
         13,650         1,742        14,110         7,437        24,738         6,241        71,743        87,518
             --            --            --            --            --            --     1,371,823            --
        (31,732)      184,949       (12,354)       54,592       (47,739)       91,688       372,382     1,588,228
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
          1,114       187,193        (3,742)       53,615       (30,464)       86,110     2,265,261     1,552,992
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        691,473     1,347,284       194,352       299,467       423,058       677,284    10,422,080    10,938,927
        (75,788)      (42,872)      (41,026)       (1,311)      (55,876)      (15,743)     (493,752)     (163,581)
         (1,582)      (36,983)           --            --            --            --       (80,800)       (7,948)
        377,850       626,960        58,748       210,320       210,957       255,717     4,835,709     7,407,446
       (127,716)       13,361       (14,404)        4,313       (79,040)       28,041      (258,826)    2,217,799
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        864,237     1,907,750       197,670       512,789       499,099       945,299    14,424,411    20,392,643
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        865,351     2,094,943       193,928       566,404       468,635     1,031,409    16,689,672    21,945,635
      4,185,365     2,090,422     1,145,047       578,643     1,663,711       632,302    24,083,220     2,137,585
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $ 5,050,716   $ 4,185,365   $ 1,338,975   $ 1,145,047   $ 2,132,346   $ 1,663,711   $40,772,892   $24,083,220
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and year ended December 31, 2005
(Unaudited)

                                                             NEUBERGER
                                                              BERMAN
                                                            AMT MID-CAP               ROYCE MICRO-CAP
                                                          GROWTH--CLASS S                PORTFOLIO
                                                     -------------------------   -------------------------
                                                        2006          2005          2006         2005(A)
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (17,499)  $   (14,325)  $   (28,550)  $      (210)
    Net realized gain (loss) on investments........       17,234        11,708        48,002         2,639
    Realized gain distribution received............           --            --            --        20,184
    Change in unrealized appreciation
      (depreciation) on investments................       92,268       163,072       131,886        80,255
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................       92,003       160,455       151,338       102,868
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    1,085,767       732,431     4,154,306       970,466
    Policyowners' surrenders.......................      (46,283)      (16,830)      (27,685)       (1,964)
    Policyowners' annuity and death benefits.......       (5,765)           --            --            --
    Net transfers from (to) Fixed Account..........      258,485       392,307       819,254       377,595
    Transfers between Investment Divisions.........      385,982        38,458     1,153,485       231,027
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........    1,678,186     1,146,366     6,099,360     1,577,124
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........    1,770,189     1,306,821     6,250,698     1,679,992
NET ASSETS:
    Beginning of period............................    1,825,576       518,755     1,679,992            --
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $ 3,595,765   $ 1,825,576   $ 7,930,690   $ 1,679,992
                                                     ===========   ===========   ===========   ===========

                                                              VAN ECK                   VAN KAMPEN
                                                             WORLDWIDE                      UIF
                                                               HARD                  EMERGING MARKETS
                                                              ASSETS                 EQUITY--CLASS II
                                                     -------------------------   -------------------------
                                                        2006          2005          2006          2005
                                                     -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (164,253)  $  (101,587)  $  (100,983)  $   (45,876)
    Net realized gain (loss) on investments........       76,601        53,707        59,977        23,685
    Realized gain distribution received............    1,366,941            --            --            --
    Change in unrealized appreciation
      (depreciation) on investments................    2,235,551     4,010,331       423,777     1,776,071
                                                     -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations..................    3,514,840     3,962,451       382,771     1,753,880
                                                     -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners............   13,093,124     8,169,883     8,343,748     4,106,987
    Policyowners' surrenders.......................     (500,872)     (166,103)     (106,623)      (74,051)
    Policyowners' annuity and death benefits.......     (114,702)       (2,464)           --        (2,273)
    Net transfers from (to) Fixed Account..........    3,750,671     3,902,748     2,172,595     1,289,325
    Transfers between Investment Divisions.........      903,579     2,151,672     1,079,190       777,594
                                                     -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)..........   17,131,800    14,055,736    11,488,910     6,097,582
                                                     -----------   -----------   -----------   -----------
        Increase (decrease) in net assets..........   20,646,640    18,018,187    11,871,681     7,851,462
NET ASSETS:
    Beginning of period............................   20,302,838     2,284,651    10,359,724     2,508,262
                                                     -----------   -----------   -----------   -----------
    End of period..................................  $40,949,478   $20,302,838   $22,231,405   $10,359,724
                                                     ===========   ===========   ===========   ===========

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


                                      T. ROWE PRICE
         ROYCE SMALL-CAP              EQUITY INCOME
            PORTFOLIO                 PORTFOLIO--II
    -------------------------   -------------------------
       2006         2005(A)        2006          2005
    -----------------------------------------------------
    $   (36,315)  $   (12,141)  $   (18,699)  $    33,790
         12,295         2,681        36,145         3,946
             --        24,771       126,174     1,141,236
         12,830        30,776     1,007,128      (578,707)
    -----------   -----------   -----------   -----------
        (11,190)       46,087     1,150,748       600,265
    -----------   -----------   -----------   -----------
      3,644,760     1,726,652     5,978,176     8,198,627
        (18,966)       (3,984)     (421,839)     (348,847)
             --            --      (129,980)       (8,478)
        898,388       620,418     2,934,050     7,272,770
        119,275       532,804      (900,358)    1,158,199
    -----------   -----------   -----------   -----------
      4,643,457     2,875,890     7,460,049    16,272,271
    -----------   -----------   -----------   -----------
      4,632,267     2,921,977     8,610,797    16,872,536
      2,921,977            --    27,349,545    10,477,009
    -----------   -----------   -----------   -----------
    $ 7,554,244   $ 2,921,977   $35,960,342   $27,349,545
    ===========   ===========   ===========   ===========

             VICTORY
               VIF
       DIVERSIFIED STOCK--
         CLASS A SHARES
    -------------------------
       2006          2005
    -------------------------
    $   (14,370)  $   (20,533)
         28,444        33,267
        106,457            --
       (107,579)      135,120
    -----------   -----------
         12,952       147,854
    -----------   -----------
        644,822       525,678
        (35,758)      (35,615)
        (13,025)           --
        444,104       890,916
         20,044       115,848
    -----------   -----------
      1,060,187     1,496,827
    -----------   -----------
      1,073,139     1,644,681
      2,453,429       808,748
    -----------   -----------
    $ 3,526,568   $ 2,453,429
    ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC, and Winslow Capital Management Inc. to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006, Institutional Capital LLC became an interim sub-adviser, having replaced The Dreyfus Corporation.

    The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Income & Growth--Service Class
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class(1)
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Columbia Small Cap Value Fund, Variable Series--Class B(2)
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly MainStay VP Growth--Service Class
(2) Formerly Colonial Small Cap Value Fund, Variable Series--Class B

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2006, the investments of Separate Account-IV are as follows:


                                                            MAINSTAY VP                         MAINSTAY VP
                                          MAINSTAY VP          BASIC          MAINSTAY VP         CAPITAL
                                          BALANCED--          VALUE--           BOND--        APPRECIATION--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Number of shares......................        2,369               448             1,237               361
Identified cost.......................      $25,017           $ 4,946           $16,572           $ 7,743


                                                            MAINSTAY VP
                                          MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                            GROWTH           CORPORATE         INCOME &        INTERNATIONAL
                                         ALLOCATION--         BOND--           GROWTH--          EQUITY--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Number of shares......................          990             6,284               534             1,918
Identified cost.......................      $ 9,983           $61,880           $ 6,170           $27,510

  Investment activity for the six months ended June 30, 2006, was as follows:


                                                            MAINSTAY VP                         MAINSTAY VP
                                          MAINSTAY VP          BASIC          MAINSTAY VP         CAPITAL
                                          BALANCED--          VALUE--           BOND--        APPRECIATION--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Purchases.............................      $12,332           $   992           $ 3,089           $ 1,910
Proceeds from sales...................          737               154               581               394


                                                             MAINSTAY VP
                                          MAINSTAY VP        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                             GROWTH           CORPORATE         INCOME &        INTERNATIONAL
                                          ALLOCATION--         BOND--           GROWTH--          EQUITY--
                                        SERVICE CLASS(A)    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ----------------------------------------------------------------------
Purchases.............................      $10,175            $12,707           $ 1,630           $ 9,042
Proceeds from sales...................          191                704               363               446

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------


                        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
      MANAGEMENT       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
         15,781               349               353             1,469               687             2,616             1,017
        $15,781           $ 7,274           $ 3,540           $16,583           $ 6,661           $25,912           $10,861


                                                                                                MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
       GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
            493             1,562             2,385             2,368               936             1,312             1,419
        $ 5,513           $21,300           $29,232           $29,054           $ 9,404           $13,343           $34,325


                        MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         COMMON          CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
         CASH             STOCK--         ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--          GOVERNMENT
      MANAGEMENT       SERVICE CLASS    SERVICE CLASS(A)    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $11,052           $ 2,260           $ 3,541            $ 3,579           $ 2,903           $16,708           $ 2,616
          5,472               174                --                 97               244               212               502


                                                                                                 MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP          MODERATE         MAINSTAY VP
       LARGE CAP          MID CAP           MID CAP           MID CAP           MODERATE            GROWTH            S&P 500
       GROWTH--           CORE--           GROWTH--           VALUE--         ALLOCATION--       ALLOCATION--         INDEX--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(A)   SERVICE CLASS(A)    SERVICE CLASS
    -----------------------------------------------------------------------------------------------------------------------------
        $ 2,508           $ 6,662           $10,192           $ 6,535           $ 9,474            $13,741            $ 7,210
             76               323               222               401                70                397              1,207

--------------------------------------------------------------------------------

                                                                                                   ALGER
                                          MAINSTAY VP       MAINSTAY VP                           AMERICAN
                                           SMALL CAP           TOTAL          MAINSTAY VP          SMALL
                                           GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                        ----------------------------------------------------------------------
Number of shares......................        1,437               387               770               657
Identified cost.......................      $15,332           $ 6,472           $12,774           $14,700

                                          JANUS ASPEN
                                            SERIES            MFS(R)            MFS(R)            MFS(R)
                                           WORLDWIDE         INVESTORS         RESEARCH          UTILITIES
                                           GROWTH--       TRUST SERIES--       SERIES--          SERIES--
                                        SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Number of shares......................          182                69               131             1,698
Identified cost.......................      $ 4,791           $ 1,244           $ 2,022           $38,586

                                                                                                   ALGER
                                          MAINSTAY VP       MAINSTAY VP                           AMERICAN
                                           SMALL CAP           TOTAL          MAINSTAY VP          SMALL
                                           GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
                                         SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES
                                        ----------------------------------------------------------------------
Purchases.............................      $ 3,670           $ 1,129           $ 3,345           $ 6,776
Proceeds from sales...................          188               214               315               143

                                          JANUS ASPEN
                                            SERIES            MFS(R)            MFS(R)            MFS(R)
                                           WORLDWIDE         INVESTORS         RESEARCH          UTILITIES
                                           GROWTH--       TRUST SERIES--       SERIES--          SERIES--
                                        SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                        ---------------------------------------------------------------------
Purchases.............................      $ 1,074           $   272           $   627           $16,656
Proceeds from sales...................          193                82               141               252

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                          COLUMBIA                                              FIDELITY(R)
                          SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN
        CALVERT          VALUE FUND,        TECHNOLOGY            VIP             EQUITY-             VIP             SERIES
        SOCIAL        VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--
       BALANCED            CLASS B        SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    -----------------------------------------------------------------------------------------------------------------------------
          1,411                453                667             1,838               914               959               507
        $ 2,680            $ 8,209            $ 5,618           $52,321           $22,006           $29,464           $12,906

                                                                                                VAN KAMPEN
       NEUBERGER                                              T. ROWE                               UIF             VICTORY
      BERMAN AMT                                               PRICE                             EMERGING             VIF
        MID-CAP            ROYCE             ROYCE            EQUITY            VAN ECK           MARKETS         DIVERSIFIED
       GROWTH--          MICRO-CAP         SMALL-CAP          INCOME           WORLDWIDE         EQUITY--           STOCK--
        CLASS S          PORTFOLIO         PORTFOLIO       PORTFOLIO-II       HARD ASSETS        CLASS II       CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------------------------
            167               562               742             1,585             1,340             1,398               302
        $ 3,288           $ 7,661           $ 7,469           $34,625           $34,352           $19,653           $ 3,468

                          COLUMBIA                                              FIDELITY(R)
                          SMALL CAP         DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN
        CALVERT          VALUE FUND,        TECHNOLOGY            VIP             EQUITY-             VIP             SERIES
        SOCIAL        VARIABLE SERIES--      GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--
       BALANCED            CLASS B        SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    -----------------------------------------------------------------------------------------------------------------------------
        $   750            $ 4,061            $ 1,434           $20,827           $ 7,089           $11,151           $ 3,148
            169                123                288                53               118               273               403

                                                                                                VAN KAMPEN
       NEUBERGER                                              T. ROWE                               UIF             VICTORY
      BERMAN AMT                                               PRICE                             EMERGING             VIF
        MID-CAP            ROYCE             ROYCE            EQUITY            VAN ECK           MARKETS         DIVERSIFIED
       GROWTH--          MICRO-CAP         SMALL-CAP          INCOME           WORLDWIDE         EQUITY--           STOCK--
        CLASS S          PORTFOLIO         PORTFOLIO       PORTFOLIO-II       HARD ASSETS        CLASS II       CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------------------------
        $ 1,748           $ 6,236           $ 4,767           $ 7,798           $18,563           $11,724           $ 1,343
             63               189               162               240               170               143               158

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies and 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2006 and the year ended December 31, 2005 were as follows:

                                                    MAINSTAY VP                     MAINSTAY VP
                                 MAINSTAY VP           BASIC        MAINSTAY VP       CAPITAL          MAINSTAY VP
                                  BALANCED--          VALUE--         BOND--       APPRECIATION--         CASH
                                SERVICE CLASS      SERVICE CLASS   SERVICE CLASS   SERVICE CLASS       MANAGEMENT
                              ------------------   -------------   -------------   --------------   -----------------
                                2006     2005(B)   2006    2005    2006    2005    2006     2005     2006      2005
                              ---------------------------------------------------------------------------------------
Units issued................   1,159      1,293      84     151     311     639     137      202    11,552     18,762
Units redeemed..............     (82)       (11)    (19)    (16)    (76)    (38)    (15)     (60)   (6,498)   (13,372)
                               -----      -----    -----   -----    ---     ---     ---    -----    ------   --------
  Net increase (decrease)...   1,077      1,282      65     135     235     601     122      142     5,054      5,390
                               =====      =====    =====   =====    ===     ===     ===    =====    ======   ========

                                                      MAINSTAY VP
                                 MAINSTAY VP          HIGH YIELD         MAINSTAY VP     MAINSTAY VP        MAINSTAY VP
                                   GROWTH              CORPORATE          INCOME &      INTERNATIONAL        LARGE CAP
                                ALLOCATION--            BOND--            GROWTH--         EQUITY--          GROWTH--
                                SERVICE CLASS        SERVICE CLASS      SERVICE CLASS   SERVICE CLASS      SERVICE CLASS
                              -----------------   -------------------   -------------   --------------   -----------------
                                   2006(C)          2006       2005     2006    2005    2006     2005     2006      2005
                              --------------------------------------------------------------------------------------------
Units issued................          993          1,252      2,515      136     258     602      904       245        153
Units redeemed..............           (3)          (304)      (399)     (37)    (13)    (47)     (29)      (21)       (32)
                                    -----          -----      -----      ---     ---     ---    -----    ------   --------
  Net increase (decrease)             990            948      2,116       99     245     555      875       224        121
                                    =====          =====      =====      ===     ===     ===    =====    ======   ========

                                                                                     ALGER
                                                                                    AMERICAN
                                MAINSTAY VP      MAINSTAY VP                         SMALL
                                 SMALL CAP          TOTAL        MAINSTAY VP    CAPITALIZATION--
                                 GROWTH--         RETURN--         VALUE--          CLASS S         CALVERT SOCIAL
                               SERVICE CLASS    SERVICE CLASS   SERVICE CLASS        SHARES            BALANCED
                              ---------------   -------------   -------------   ----------------   -----------------
                              2006     2005     2006    2005    2006    2005     2006     2005      2006      2005
                              --------------------------------------------------------------------------------------
Units issued................   304       472     101     214     260     364      414       364        62        122
Units redeemed..............   (54)      (25)    (27)    (38)    (44)    (28)     (12)      (10)      (13)       (23)
                              -----    -----    -----   -----    ---     ---      ---     -----    ------   --------
  Net increase (decrease)...   250       447      74     176     216     336      402       354        49         99
                              =====    =====    =====   =====    ===     ===      ===     =====    ======   ========

                                JANUS ASPEN        MFS(R)                                            NEUBERGER
                                  SERIES          INVESTORS        MFS(R)           MFS(R)          BERMAN AMT
                                 WORLDWIDE          TRUST         RESEARCH        UTILITIES           MID-CAP
                                 GROWTH--         SERIES--        SERIES--         SERIES--          GROWTH--
                              SERVICE SHARES    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS         CLASS S
                              ---------------   -------------   -------------   --------------   -----------------
                              2006     2005     2006    2005    2006    2005    2006     2005     2006      2005
                              ------------------------------------------------------------------------------------
Units issued................    88       178      19      43      47      76     955    1,418       122         92
Units redeemed..............   (20)      (11)     (5)     (1)    (11)     (2)    (59)     (22)       (5)        (3)
                              -----    -----    -----   -----    ---     ---     ---    -----    ------   --------
  Net increase (decrease)...    68       167      14      42      36      74     896    1,396       117         89
                              =====    =====    =====   =====    ===     ===     ===    =====    ======   ========

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                        MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP       CONSERVATIVE       MAINSTAY VP     DEVELOPING          FLOATING         MAINSTAY VP
    COMMON STOCK--     ALLOCATION--      CONVERTIBLE--     GROWTH--            RATE--          GOVERNMENT--
    SERVICE CLASS      SERVICE CLASS     SERVICE CLASS   SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    --------------   -----------------   -------------   -------------   ------------------   --------------
    2006    2005          2006(C)        2006    2005    2006    2005      2006     2005(A)   2006     2005
    --------------------------------------------------------------------------------------------------------
    176      235            357           301     500     194     134     1,598       932      244      419
    (23)     (11)            --           (26)    (62)     (7)     (7)      (41)       (6)     (44)     (20)
    ---      ---            ---          -----   -----    ---     ---     -----       ---     ----    -----
    153      224            357           275     438     187     127     1,557       926      200      399
    ===      ===            ===          =====   =====    ===     ===     =====       ===     ====    =====

                                                                          MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP         MODERATE         MAINSTAY VP
       MID CAP          MID CAP          MID CAP         MODERATE           GROWTH            S&P 500
        CORE--          GROWTH--         VALUE--       ALLOCATION--      ALLOCATION--         INDEX--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS   SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
    --------------   --------------   -------------   --------------   -----------------   --------------
    2006    2005     2006    2005     2006    2005       2006(C)            2006(C)        2006     2005
    -----------------------------------------------------------------------------------------------------
    455      654     650      818      551    1,090        951               1,334          613    1,235
    (55)     (19)    (71)     (38)    (131)    (37)         (5)                 (3)        (154)     (73)
    ---      ---     ---      ---     -----   -----        ---               -----         ----    -----
    400      635     579      780      420    1,053        946               1,331          459    1,162
    ===      ===     ===      ===     =====   =====        ===               =====         ====    =====

                                                            FIDELITY(R)
     COLUMBIA SMALL      DREYFUS IP       FIDELITY(R)           VIP                            JANUS ASPEN
    CAP VALUE FUND,      TECHNOLOGY           VIP             EQUITY-       FIDELITY(R) VIP       SERIES
        VARIABLE          GROWTH--      CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--
    SERIES--CLASS B    SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ----------------   --------------   ---------------   ---------------   ---------------   --------------
    2006      2005     2006    2005      2006     2005     2006     2005    2006     2005     2006     2005
    --------------------------------------------------------------------------------------------------------
     343      396      109      163     1,366    1,697      488      753     479      861      224      496
     (10)      (5)     (12)     (40)      (54)     (50)     (54)     (53)    (47)     (30)     (18)     (45)
     ---      ---      ---      ---     -----    -----      ---      ---    -----     ---     ----    -----
     333      391       97      123     1,312    1,647      434      700     432      831      206      451
     ===      ===      ===      ===     =====    =====      ===      ===    =====     ===     ====    =====

                                                                          VAN KAMPEN
                                                                              UIF            VICTORY
                                                            VAN ECK        EMERGING            VIF
                                          T. ROWE PRICE    WORLDWIDE        MARKETS        DIVERSIFIED
    ROYCE MICRO-CAP    ROYCE SMALL-CAP    EQUITY INCOME      HARD          EQUITY--          STOCK--
       PORTFOLIO          PORTFOLIO       PORTFOLIO--II     ASSETS         CLASS II       CLASS A SHARES
    ----------------   ----------------   -------------   -----------   ---------------   --------------
    2006    2005(A)    2006    2005(A)    2006    2005    2006   2005   2006     2005     2006     2005
    ----------------------------------------------------------------------------------------------------
     447      135       386      256       646    1,268   738    794     546      361       92      133
      (4)      (1)       (5)      (1)     (126)    (46)   (33)   (15)    (10)      (8)      (6)      (5)
     ---      ---       ---      ---      -----   -----   ---    ---    -----     ---     ----    -----
     443      134       381      255       520    1,222   705    779     536      353       86      128
     ===      ===       ===      ===      =====   =====   ===    ===    =====     ===     ====    =====

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2006, and December 31, 2005, 2004, and 2003:


                                          MAINSTAY VP                   MAINSTAY VP
                                          BALANCED--                   BASIC VALUE--
                                         SERVICE CLASS                 SERVICE CLASS
                                       -----------------   -------------------------------------
                                        2006      2005      2006      2005      2004      2003
                                       ---------------------------------------------------------
Net Assets...........................  $25,517   $13,598   $ 5,446   $ 4,386   $ 2,549   $   310
Units Outstanding....................    2,359     1,282       415       350       215        29
Variable Accumulation Unit Value.....  $ 10.78   $ 10.49   $ 13.11   $ 12.49   $ 11.87   $ 10.69
Total Return.........................     2.8%      4.9%      4.9%      5.2%     11.1%      6.9%
Investment Income Ratio..............       --      2.4%        --      0.9%      1.3%      4.9%

                                        MAINSTAY VP
                                       CONSERVATIVE                 MAINSTAY VP
                                       ALLOCATION--                CONVERTIBLE--
                                       SERVICE CLASS               SERVICE CLASS
                                       -------------   -------------------------------------
                                           2006         2006      2005      2004      2003
                                       -----------------------------------------------------
Net Assets...........................     $ 3,576      $17,963   $13,997   $ 8,095   $   993
Units Outstanding....................         357        1,417     1,142       704        91
Variable Accumulation Unit Value.....     $  9.90      $ 12.67   $ 12.23   $ 11.50   $ 10.87
Total Return.........................       (1.0%)        3.5%      6.3%      5.9%      8.7%
Investment Income Ratio..............          --           --      1.7%      3.1%     14.8%

                                                    MAINSTAY VP
                                                    HIGH YIELD                              MAINSTAY VP
                                                 CORPORATE BOND--                        INCOME & GROWTH--
                                                   SERVICE CLASS                           SERVICE CLASS
                                       -------------------------------------   -------------------------------------
                                        2006      2005      2004      2003      2006      2005      2004      2003
                                       -----------------------------------------------------------------------------
Net Assets...........................  $62,248   $48,692   $21,542   $ 2,970   $ 6,489   $ 5,074   $ 1,904   $   134
Units Outstanding....................    4,847     3,899     1,783       276       502       403       158        13
Variable Accumulation Unit Value.....  $ 12.79   $ 12.40   $ 12.08   $ 10.74   $ 12.92   $ 12.60   $ 12.06   $ 10.73
Total Return.........................     3.2%      2.7%     12.5%      7.4%      2.5%      4.5%     12.4%      7.3%
Investment Income Ratio..............       --      7.7%     12.0%     42.9%        --      1.4%      3.5%      7.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                 MAINSTAY VP                             MAINSTAY VP
                   BOND--                          CAPITAL APPRECIATION--                        MAINSTAY VP
                SERVICE CLASS                           SERVICE CLASS                          CASH MANAGEMENT
    -------------------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2006      2005      2004      2003
    ---------------------------------------------------------------------------------------------------------------------
    $16,180   $13,750   $ 7,140   $   661   $ 8,302   $ 6,867   $ 4,718   $   653   $15,714   $10,281   $ 4,517   $ 1,048
      1,514     1,279       678        65       675       553       411        59    14,918     9,864     4,474     1,047
    $ 10.63   $ 10.72   $ 10.53   $ 10.14   $ 12.31   $ 12.43   $ 11.49   $ 11.06   $  1.06   $  1.04   $  1.01   $  1.00
      (0.8%)     1.9%      3.8%      1.4%     (0.9%)     8.1%      3.9%     10.6%      2.1%      3.0%      0.8%      0.1%
         --      3.9%      5.9%     24.1%        --        --      0.1%      0.9%      4.0%      3.0%      0.9%      0.4%

                  MAINSTAY VP
                COMMON STOCK--
                 SERVICE CLASS
     -------------------------------------
      2006      2005      2004      2003
     -------------------------------------
     $ 7,875   $ 5,553   $ 2,375   $   321
         569       416       192        29
     $ 13.63   $ 13.25   $ 12.34   $ 11.15
        2.9%      7.4%     10.6%     11.5%
          --      1.2%      2.0%      6.3%

                                                                                                         MAINSTAY VP
                 MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   GROWTH
             DEVELOPING GROWTH--             FLOATING RATE--                GOVERNMENT--                ALLOCATION--
                SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS               SERVICE CLASS
    -------------------------------------   -----------------   -------------------------------------   -------------
     2006      2005      2004      2003      2006      2005      2006      2005      2004      2003         2006
    -----------------------------------------------------------------------------------------------------------------
    $ 7,422   $ 4,573   $ 2,618   $   192   $25,906   $ 9,509   $10,654   $ 8,578   $ 4,236   $   378      $10,215
        543       356       229        18     2,483       926     1,007       807       408        38          990
    $ 13.89   $ 12.78   $ 11.44   $ 10.83   $ 10.43   $ 10.19   $ 10.54   $ 10.60   $ 10.39   $ 10.08      $ 10.05
       8.6%     11.7%      5.6%      8.3%      2.3%      1.9%     (0.6%)     2.1%      3.1%      0.8%         0.5%
         --        --        --        --      5.2%      4.2%        --      4.0%      6.8%     24.9%           --

                                                         MAINSTAY VP                             MAINSTAY VP
                 MAINSTAY VP                              LARGE CAP                                MID CAP
           INTERNATIONAL EQUITY--                         GROWTH--                                 CORE--
                SERVICE CLASS                           SERVICE CLASS                           SERVICE CLASS
    -------------------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2006      2005      2004      2003
    ---------------------------------------------------------------------------------------------------------------------
    $30,573   $19,738   $ 6,482   $   542   $ 5,779   $ 3,383   $ 1,927   $   320   $22,515   $15,476   $ 4,966   $   482
      1,916     1,361       486        48       533       309       188        30     1,415     1,015       380        45
    $ 15.90   $ 14.36   $ 13.33   $ 11.39   $ 10.64   $ 10.67   $ 10.25   $ 10.52   $ 15.87   $ 15.10   $ 13.06   $ 10.72
      10.7%      7.7%     17.1%     13.9%     (0.2%)     4.1%     (2.6%)     5.2%      5.1%     15.6%     21.9%      7.2%
         --      2.3%      1.5%     12.1%        --        --      0.1%      0.8%        --      0.6%      0.6%      2.4%

                  MAINSTAY VP
                    MID CAP
                   GROWTH--
                 SERVICE CLASS
     -------------------------------------
      2006      2005      2004      2003
     -------------------------------------
     $34,403   $23,016   $ 8,646   $ 1,001
       1,980     1,401       621        88
     $ 17.34   $ 16.26   $ 13.92   $ 11.38
        6.6%     16.8%     22.3%     13.8%
          --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

                                                                                                MAINSTAY VP
                                                    MAINSTAY VP                 MAINSTAY VP      MODERATE
                                                      MID CAP                    MODERATE         GROWTH
                                                      VALUE--                  ALLOCATION--    ALLOCATION--
                                                   SERVICE CLASS               SERVICE CLASS   SERVICE CLASS
                                       -------------------------------------   -------------   -------------
                                        2006      2005      2004      2003         2006            2006
                                       ---------------------------------------------------------------------
Net Assets...........................  $30,440   $23,329   $ 8,089   $   731      $ 9,778         $14,006
Units Outstanding....................    2,083     1,663       610        65          946           1,331
Variable Accumulation Unit Value.....  $ 14.64   $ 13.98   $ 13.26   $ 11.31      $  9.92         $  9.95
Total Return.........................     4.7%      5.4%     17.2%     13.1%        (0.8%)          (0.5%)
Investment Income Ratio..............       --      0.8%      1.3%      5.7%           --              --


                                                  ALGER AMERICAN                              CALVERT
                                              SMALL CAPITALIZATION--                          SOCIAL
                                                  CLASS S SHARES                             BALANCED
                                       -------------------------------------   -------------------------------------
                                        2006      2005      2004      2003      2006      2005      2004      2003
                                       -----------------------------------------------------------------------------
Net Assets...........................  $17,001   $ 9,424   $ 3,436   $   176   $ 2,756   $ 2,174   $   941   $    29
Units Outstanding....................    1,021       619       265        16       232       183        84         3
Variable Accumulation Unit Value.....  $ 16.58   $ 15.10   $ 12.95   $ 11.14   $ 11.86   $ 11.83   $ 11.19   $ 10.34
Total Return.........................     9.8%     16.6%     16.3%     11.4%      0.3%      5.7%      8.3%      3.4%
Investment Income Ratio..............       --        --        --        --        --      2.3%      3.2%     13.0%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                 MAINSTAY VP                             MAINSTAY VP
                   S&P 500                                SMALL CAP                              MAINSTAY VP
                   INDEX--                                GROWTH--                             TOTAL RETURN--
                SERVICE CLASS                           SERVICE CLASS                           SERVICE CLASS
    -------------------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2006      2005      2004      2003
    ---------------------------------------------------------------------------------------------------------------------
    $36,745   $29,950   $14,415   $ 1,224   $16,916   $12,811   $ 6,538   $   745   $ 6,850   $ 5,855   $ 3,517   $   398
      2,801     2,342     1,180       110     1,216       966       519        64       561       487       311        37
    $ 13.07   $ 12.76   $ 12.21   $ 11.08   $ 13.88   $ 13.09   $ 12.61   $ 11.55   $ 12.20   $ 12.02   $ 11.32   $ 10.67
       2.4%      4.5%     10.2%     10.8%      6.0%      3.8%      9.1%     15.5%      1.5%      6.2%      6.1%      6.7%
         --      1.4%      2.6%      9.1%        --        --        --        --        --      1.7%      2.7%     13.8%


                  MAINSTAY VP
                    VALUE--
                 SERVICE CLASS
     -------------------------------------
      2006      2005      2004      2003
     -------------------------------------
     $14,126   $10,400   $ 5,599   $   469
         997       781       445        41
     $ 14.14   $ 13.32   $ 12.57   $ 11.33
        6.1%      6.0%     11.0%     13.3%
          --      1.3%      1.7%     10.8%

             COLUMBIA
             SMALL CAP                         DREYFUS IP
            VALUE FUND,                        TECHNOLOGY                            FIDELITY(R) VIP               FIDELITY(R) VIP
         VARIABLE SERIES--                      GROWTH--                             CONTRAFUND(R)--               EQUITY-INCOME--
              CLASS B                        SERVICE SHARES                          SERVICE CLASS 2               SERVICE CLASS 2
    ---------------------------   -------------------------------------   -------------------------------------   -----------------
     2006      2005      2004      2006      2005      2004      2003      2006      2005      2004      2003      2006      2005
    -------------------------------------------------------------------------------------------------------------------------------
    $ 8,848   $ 4,510   $  207    $ 5,777   $ 4,846   $ 3,289   $   575   $58,036   $36,377   $ 9,978   $   667   $22,589   $15,969
        744       411       20        513       416       293        51     3,741     2,429       782        60     1,681     1,247
    $ 11.82   $ 10.83   $10.27    $ 11.25   $ 11.60   $ 11.21   $ 11.18   $ 15.46   $ 14.88   $ 12.76   $ 11.08   $ 13.40   $ 12.76
       9.2%      5.5%     2.7%      (3.0%)     3.5%      0.2%     11.8%      3.9%     16.6%     15.2%     10.8%      5.0%      5.6%
         --        --     3.3%         --        --        --        --      0.6%      0.1%        --        --      2.7%      1.0%


      FIDELITY(R) VIP
      EQUITY-INCOME--
      SERVICE CLASS 2
     -----------------
      2004      2003
     -----------------
     $ 6,608   $   535
         547        49
     $ 12.09   $ 10.87
       11.2%      8.7%
        0.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

                                                   FIDELITY(R)                             JANUS ASPEN
                                                       VIP                                   SERIES
                                                    MID CAP--                              BALANCED--
                                                 SERVICE CLASS 2                         SERVICE SHARES
                                      -------------------------------------   -------------------------------------
                                       2006      2005      2004      2003      2006      2005      2004      2003
                                      -----------------------------------------------------------------------------
Net Assets........................... $31,224   $21,882   $ 6,502   $   219   $13,591   $10,829   $ 4,841   $   460
Units Outstanding....................   1,713     1,281       450        19     1,077       871       420        43
Variable Accumulation Unit Value..... $ 18.19   $ 17.05   $ 14.45   $ 11.59   $ 12.60   $ 12.41   $ 11.52   $ 10.64
Total Return.........................    6.7%     18.0%     24.7%     15.9%      1.6%      7.7%      8.3%      6.4%
Investment Income Ratio..............    0.3%        --        --        --      2.2%      2.4%      3.3%      7.2%

                                               NEUBERGER
                                              BERMAN AMT                  ROYCE               ROYCE
                                           MID-CAP GROWTH--             MICRO-CAP           SMALL-CAP
                                                CLASS S                 PORTFOLIO           PORTFOLIO
                                      ---------------------------   -----------------   -----------------
                                       2006      2005      2004      2006      2005      2006      2005
                                      -------------------------------------------------------------------
Net Assets........................... $ 3,596   $ 1,826   $   519   $ 7,931   $ 1,680   $ 7,554   $ 2,922
Units Outstanding....................     250       133        44       577       134       636       255
Variable Accumulation Unit Value..... $ 14.36   $ 13.43   $ 11.84   $ 13.65   $ 12.26   $ 11.80   $ 11.30
Total Return.........................    7.0%     13.4%     18.4%     11.4%     22.6%      4.5%     13.0%
Investment Income Ratio..............      --        --        --        --      1.3%        --        --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                 JANUS ASPEN
                   SERIES
                  WORLDWIDE                           MFS(R) INVESTORS                             MFS(R)
                  GROWTH--                             TRUST SERIES--                         RESEARCH SERIES--
               SERVICE SHARES                           SERVICE CLASS                           SERVICE CLASS
    -------------------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2006      2005      2004      2003
    ---------------------------------------------------------------------------------------------------------------------
    $ 5,051   $ 4,185   $ 2,090   $   125   $ 1,339   $ 1,145   $   579   $    19   $ 2,132   $ 1,664   $   632   $    36
        422       354       187        12       105        91        49         2       162       126        52         3
    $ 11.95   $ 11.83   $ 11.20   $ 10.72   $ 12.67   $ 12.61   $ 11.79   $ 10.61   $ 13.11   $ 13.20   $ 12.27   $ 10.61
       1.1%      5.6%      4.5%      7.2%      0.5%      7.0%     11.1%      6.1%     (0.6%)     7.6%     15.6%      6.1%
       2.2%      1.3%      1.3%      1.4%      0.5%      0.3%      0.2%        --      0.7%      0.3%      0.5%        --


               MFS(R)
         UTILITIES SERIES--
            SERVICE CLASS
     ---------------------------
      2006      2005      2004
     ---------------------------
     $40,773   $24,083   $ 2,138
       2,455     1,559       163
     $ 16.59   $ 15.32   $ 13.14
        8.3%     16.6%     31.4%
        4.0%      0.3%        --

                                                                                                 VAN KAMPEN
                T. ROWE PRICE                              VAN ECK                              UIF EMERGING
                EQUITY INCOME                             WORLDWIDE                           MARKETS EQUITY--
                PORTFOLIO--II                            HARD ASSETS                              CLASS II
    -------------------------------------   -------------------------------------   -------------------------------------
     2006      2005      2004      2003      2006      2005      2004      2003      2006      2005      2004      2003
    ---------------------------------------------------------------------------------------------------------------------
    $35,960   $27,350   $10,477   $   684   $40,949   $20,303   $ 2,285   $    98   $22,231   $10,360   $ 2,508   $   127
      2,556     2,036       814        61     1,646       941       162         9     1,062       526       173        11
    $ 14.01   $ 13.35   $ 12.88   $ 11.24   $ 24.81   $ 21.39   $ 14.11   $ 11.38   $ 20.96   $ 19.37   $ 14.48   $ 11.77
       4.9%      3.7%     14.6%     12.4%     16.0%     51.7%     24.0%     13.8%      8.2%     33.8%     23.0%     17.7%
       1.3%      1.5%      1.6%      2.2%      0.1%      0.1%      0.1%        --        --      0.3%      0.6%        --


             VICTORY VIF
         DIVERSIFIED STOCK--
           CLASS A SHARES
     ---------------------------
      2006      2005      2004
     ---------------------------
     $ 3,527   $ 2,453   $   809
         286       200        72
     $ 12.36   $ 12.14   $ 11.17
        1.8%      8.7%     11.7%
        0.5%      0.1%      1.6%

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